UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2010

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	99.16%
Consumer Discretionary		14.79%
Hotels, Restaurants & Leisure		4.74%
Darden Restaurants Inc.	31,210	$1,335,164
InterContinental Hotels Group PLC - ADR (United Kingdom)	102,800	1,844,232
Las Vegas Sands Corp.**	47,230	1,645,965
		4,825,361

Internet & Catalog Retail		1.01%
Priceline.com Inc.**	2,970	1,034,570

Media		2.79%
CBS Corp. - Class B	54,500	864,370
DIRECTV - Class A**	47,400	1,973,262
		2,837,632

Multiline Retail		3.00%
Nordstrom Inc.	26,590	989,148
Target Corp.	38,680	2,067,059
		3,056,207

Specialty Retail		2.18%
Home Depot Inc.	70,230	2,224,887

Textiles, Apparel & Luxury Goods		1.07%
Coach Inc.	25,300	1,086,888

Total Consumer Discretionary
(Cost $11,497,650)		15,065,545

Consumer Staples		4.68%
Beverages		1.11%
Dr Pepper Snapple Group Inc.	31,990	1,136,285

Food & Staples Retailing		1.42%
Costco Wholesale Corp.	22,370	1,442,641

Personal Products		2.15%
The Estee Lauder Cos. Inc. - Class A	15,000	948,450
Herbalife Ltd. (Cayman Islands)	20,600	1,243,210
		2,191,660

Total Consumer Staples
(Cost $4,524,300)		4,770,586

Energy		10.53%
Energy Equipment & Services		4.63%
Core Laboratories N.V. (Netherlands)	19,900	1,751,996
Schlumberger Ltd.	48,160	2,967,138
		4,719,134

Oil, Gas & Consumable Fuels		5.90%
Chevron Corp.	17,900	1,450,795
Continental Resources Inc.**	17,670	819,181
EOG Resources Inc.	13,426	1,248,215
Occidental Petroleum Corp.	22,287	1,745,072
Pioneer Natural Resources Co.	11,400	741,342
		6,004,605

Total Energy
(Cost $10,145,395)		10,723,739

Financials		5.29%
Capital Markets		0.51%
Goldman Sachs Group Inc.	3,590	519,042

Commercial Banks		1.61%
PNC Financial Services Group Inc.	13,730	712,724
Wells Fargo & Co.	36,780	$924,282
		1,637,006

Consumer Finance		1.49%
American Express Co.	36,000	1,513,080

Diversified Financial Services		1.68%
IntercontinentalExchange Inc.**	8,400	879,648
JPMorgan Chase & Co.	21,910	834,114
		1,713,762

Total Financials
(Cost $5,165,213)		5,382,890

Healthcare		10.25%
Biotechnology		5.51%
Alexion Pharmaceuticals Inc.**	26,010	1,674,004
Celgene Corp.**	44,010	2,535,416
United Therapeutics Corp.**	25,080	1,404,731
		5,614,151

Healthcare Equipment & Supplies		2.01%
Varian Medical Systems Inc.**	33,900	2,050,950

Healthcare Providers & Services		1.64%
Medco Health Solutions Inc.**	32,040	1,668,002

Pharmaceuticals		1.09%
Allergan Inc.	16,600	1,104,398

Total Healthcare
(Cost $8,947,701)		10,437,501

Industrials		15.51%
Aerospace & Defense		3.42%
Precision Castparts Corp.	13,319	1,696,175
United Technologies Corp.	25,107	1,788,371
		3,484,546

Air Freight & Logistics		1.83%
United Parcel Service Inc. - Class B	28,000	1,867,320

Electrical Equipment		2.85%
AMETEK Inc.	25,200	1,203,804
Cooper Industries PLC	20,370	996,704
Emerson Electric Co.	13,220	696,165
		2,896,673

Industrial Conglomerates		0.77%
Siemens AG - ADR (Germany)	7,400	779,960

Machinery		4.69%
Caterpillar Inc.	27,090	2,131,441
Deere & Co.	14,100	983,898
Parker Hannifin Corp.	23,710	1,661,123
		4,776,462

Road & Rail		1.95%
Union Pacific Corp.	24,310	1,988,558

Total Industrials
(Cost $12,388,329)		15,793,519

Information Technology		31.18%
Communications Equipment		3.69%
Cisco Systems Inc.**	171,562	3,757,208

Computers & Peripherals		11.55%
Apple Inc.**	24,337	6,905,624
EMC Corp.**	119,180	2,420,546
NetApp Inc.**	48,950	2,437,220
		11,763,390

Internet Software & Services		4.39%
Google Inc. - Class A**	8,506	4,472,370

IT Services		4.04%
Cognizant Technology Solutions Corp. - Class A**	33,370	$2,151,364
Teradata Corp.**	51,000	1,966,560
		4,117,924

Semiconductors & Semiconductor Equipment		3.61%
Broadcom Corp. - Class A	53,711	1,900,832
Marvell Technology Group Ltd. (Bermuda)**	53,100	929,781
Skyworks Solutions Inc.**	41,000	847,880
		3,678,493

Software		3.90%
Oracle Corp.	92,470	2,482,820
Rovi Corp.**	29,440	1,484,070
		3,966,890

Total Information Technology
(Cost $19,310,294)		31,756,275

Materials		4.38%
Chemicals		4.38%
FMC Corp.	23,400	1,600,794
Potash Corp. of Saskatchewan Inc. (Canada)	8,300	1,195,532
Praxair Inc.	18,470	1,667,102
		4,463,428

Total Materials
(Cost $4,133,971)		4,463,428

Telecommunication Services		2.55%
Wireless Telecommunication Services		2.55%
American Tower Corp. - Class A**	30,800	1,578,808
Millicom International Cellular S.A. (Luxembourg)	10,610	1,018,029
		2,596,837

Total Telecommunication Services
(Cost $2,391,683)		2,596,837

Total Common Stocks
(Cost $78,504,536)		100,990,320

Total Investments
(Cost $78,504,536)	99.16%	100,990,320

Other Assets in Excess of Liabilities	0.84%	851,786

Net Assets	100.00%	$101,842,106

Westcore Growth Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$92,227,580	90.56%
United Kingdom	1,844,232	1.81%
Netherlands	1,751,996	1.72%
Cayman Islands	1,243,210	1.22%
Canada	1,195,532	1.17%
Luxembourg	1,018,029	1.00%
Bermuda	929,781	0.91%
Germany	779,960	0.77%
Total Investments	100,990,320	99.16%
Other Assets in Excess of Liabilities	851,786	0.84%
Net Assets	$101,842,106	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.35%
Consumer Discretionary		15.81%
Hotels, Restaurants & Leisure		1.17%
Darden Restaurants Inc.	34,500	$1,475,910

Internet & Catalog Retail		3.98%
Expedia Inc.	87,900	2,479,659
NetFlix Inc.**	15,600	2,529,696
		5,009,355

Specialty Retail		6.11%
American Eagle Outfitters Inc.	53,200	795,872
J. Crew Group Inc.**	23,500	790,070
Ross Stores Inc.	38,500	2,102,870
Signet Jewelers Ltd. (Bermuda)**	73,100	2,320,194
TJX Companies Inc.	37,400	1,669,162
		7,678,168

Textiles, Apparel & Luxury Goods		4.55%
Polo Ralph Lauren Corp.	17,300	1,554,578
VF Corp.	22,900	1,855,358
The Warnaco Group Inc.**	45,100	2,305,963
		5,715,899

Total Consumer Discretionary
(Cost $14,640,002)		19,879,332

Consumer Staples		4.62%
Beverages		0.65%
Dr Pepper Snapple Group Inc.	22,900	813,408

Food & Staples Retailing		1.32%
BJ's Wholesale Club Inc.**	40,100	1,664,150

Food Products		0.74%
Mead Johnson Nutrition Co.	16,300	927,633

Personal Products		1.91%
Herbalife Ltd. (Cayman Islands)	39,900	2,407,965

Total Consumer Staples
(Cost $4,434,118)		5,813,156

Energy		6.18%
Energy Equipment & Services		2.71%
Dril-Quip Inc.**	25,900	1,608,649
Helmerich & Payne Inc.	44,400	1,796,424
		3,405,073

Oil, Gas & Consumable Fuels		3.47%
Bill Barrett Corp.**	75,200	2,707,200
SM Energy Co.	44,400	1,663,224
		4,370,424

Total Energy
(Cost $7,480,320)		7,775,497

Financials		5.47%
Capital Markets		3.88%
Eaton Vance Corp.	61,900	1,797,576
T. Rowe Price Group Inc.	61,400	3,073,991
		4,871,567

Commercial Banks		1.37%
Comerica Inc.	46,500	1,727,475

Thrifts & Mortgage Finance		0.22%
Washington Federal Inc.	17,900	273,154

Total Financials
(Cost $5,910,998)		6,872,196

Healthcare		16.76%
Biotechnology		3.77%
Alexion Pharmaceuticals Inc.**	32,600	$2,098,136
Incyte Corp. Ltd.**	87,400	1,397,526
United Therapeutics Corp.**	22,200	1,243,422
		4,739,084

Healthcare Equipment & Supplies		5.22%
C.R. Bard Inc.	26,200	2,133,466
Immucor Inc.**	58,100	1,152,123
Varian Medical Systems Inc.**	54,100	3,273,050
		6,558,639

Healthcare Providers & Services		2.82%
AMERIGROUP Corp.**	46,000	1,953,620
DaVita Inc.**	23,050	1,591,142
		3,544,762

Life Sciences Tools & Services		1.97%
Waters Corp.**	35,000	2,477,300

Pharmaceuticals		2.98%
King Pharmaceuticals Inc.**	146,300	1,457,148
Shire Pharmaceuticals - ADR (Ireland)	34,100	2,294,248
		3,751,396

Total Healthcare
(Cost $16,893,044)		21,071,181

Industrials		12.39%
Electrical Equipment		3.44%
Cooper Industries PLC (Ireland)	39,500	1,932,735
Rockwell Automation Inc.	38,700	2,388,951
		4,321,686

Machinery		7.18%
Ingersoll-Rand PLC (Ireland)	34,300	1,224,853
Lincoln Electric Holdings Inc.	22,600	1,306,732
Parker Hannifin Corp.	19,900	1,394,194
SPX Corp.	39,400	2,493,232
WABCO Holdings Inc.**	62,300	2,612,862
		9,031,873

Trading Companies & Distributors		1.77%
WESCO International Inc.**	56,700	2,227,743

Total Industrials
(Cost $11,575,754)		15,581,302

Information Technology		28.93%
Computers & Peripherals		0.90%
QLogic Corp.**	64,200	1,132,488

Electronic Equipment Instruments & Components		1.39%
Dolby Laboratories Inc. - Class A**	30,800	1,749,748

Internet Software & Services		5.23%
Akamai Technologies Inc.**	40,200	2,017,236
Rackspace Hosting Inc.**	67,200	1,745,856
VeriSign Inc.**	88,500	2,808,990
		6,572,082

IT Services		3.46%
Global Payments Inc.	41,800	1,792,802
Teradata Corp.**	66,500	2,564,240
		4,357,042

Office Electronics		1.13%
Zebra Technologies Corp. - Class A**	42,300	1,422,972

Semiconductors & Semiconductor Equipment		4.79%
Marvell Technology Group Ltd. (Bermuda)**	102,800	$1,800,028
Novellus Systems Inc.**	37,600	999,408
Silicon Laboratories Inc.**	50,200	1,839,830
Xilinx Inc.	51,800	1,378,398
		6,017,664

Software		12.03%
ANSYS Inc.**	42,700	1,804,075
Citrix Systems Inc.**	42,900	2,927,496
Intuit Inc.**	63,700	2,790,697
MICROS Systems Inc.**	46,200	1,955,646
Red Hat Inc.**	59,000	2,419,000
Rovi Corp.**	64,000	3,226,240
		15,123,154

Total Information Technology
(Cost $27,923,143)		36,375,150

Materials		6.17%
Chemicals		4.98%
Cytec Industries Inc.	41,200	2,322,856
FMC Corp.	25,400	1,737,614
Rockwood Holdings Inc.**	69,800	2,196,606
		6,257,076

Metals & Mining		1.19%
Compass Minerals International Inc.	19,600	1,501,752

Total Materials
(Cost $6,042,457)		7,758,828

Telecommunication Services		2.02%
Diversified Telecommunication Services		1.25%
tw telecom Inc. - Class A**	84,300	1,565,451

Wireless Telecommunication Services		0.77%
Millicom International Cellular SA (Luxembourg)	10,100	969,095

Total Telecommunication Services
(Cost $1,720,239)		2,534,546

Total Common Stocks
(Cost $96,620,075)		123,661,188

MONEY MARKET MUTUAL FUNDS	2.43%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	3,055,252	3,055,252

Total Money Market Mutual Funds
(Cost $3,055,252)		3,055,252

Total Investments
(Cost $99,675,327)	100.78%	126,716,440

Liabilities in Excess of Other Assets	(0.78%)	(978,227)

Net Assets	100.00%	$125,738,213

Westcore MIDCO Growth Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$113,767,322	90.48%
Ireland	5,451,836	4.34%
Bermuda	4,120,222	3.28%
Cayman Islands	2,407,965	1.91%
Luxembourg	969,095	0.77%
Total Investments	126,716,440	100.78%
Liabilities in Excess of Other Assets	(978,227)	(0.78%)
Net Assets	$125,738,213	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

 ** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.41%
Consumer Discretionary		20.60%
Internet & Catalog Retail		8.08%
Expedia Inc.	321,700	$9,075,157
NetFlix Inc.**	50,700	8,221,512
		17,296,669

Specialty Retail		7.77%
JOS A. Bank Clothiers Inc.**	196,900	8,389,909
Signet Jewelers Ltd. (Bermuda)**	259,300	8,230,182
		16,620,091

Textiles, Apparel & Luxury Goods		4.75%
The Warnaco Group Inc.**	198,900	10,169,757

Total Consumer Discretionary
(Cost $38,260,658)		44,086,517

Consumer Staples		4.23%
Personal Products		4.23%
Herbalife Ltd. (Cayman Islands)	150,100	9,058,535

Total Consumer Staples
(Cost $7,605,140)		9,058,535

Energy		7.67%
Energy Equipment & Services		3.83%
Helmerich & Payne Inc.	202,800	8,205,288

Oil, Gas & Consumable Fuels		3.84%
Bill Barrett Corp.**	228,100	8,211,600

Total Energy
(Cost $15,884,204)		16,416,888

Financials		7.82%
Capital Markets		3.97%
T. Rowe Price Group Inc.	169,600	8,491,024

Commercial Banks		3.85%
Comerica Inc.	222,200	8,254,730

Total Financials
(Cost $16,418,717)		16,745,754

Health Care		11.74%
Health Care Equipment & Supplies		4.08%
Varian Medical Systems Inc.**	144,300	8,730,150

Life Sciences Tools & Services		3.80%
Waters Corp.**	114,800	8,125,544

Pharmaceuticals		3.86%
Shire PLC ADR (Ireland)	122,800	8,261,984

Total Health Care
(Cost $23,463,455)		25,117,678

Industrials		12.44%
Machinery		8.14%
SPX Corp.	130,700	8,270,696
WABCO Holdings Inc.**	218,300	9,155,502
		17,426,198

Trading Companies & Distributors		4.30%
WESCO International Inc.**	233,900	9,189,931

Total Industrials
(Cost $24,057,526)		26,616,129

Information Technology		25.43%
Internet Software & Services		4.08%
VeriSign Inc.**	274,900	$8,725,326

IT Services		4.25%
Teradata Corp.**	235,900	9,096,304

Software		17.10%
Citrix Systems Inc.**	124,810	8,517,034
Intuit Inc.**	208,600	9,138,766
Red Hat Inc.**	212,500	8,712,500
Rovi Corp.**	202,800	10,223,148
		36,591,448

Total Information Technology
(Cost $44,961,865)		54,413,078

Materials		8.48%
Chemicals		8.48%
Cytec Industries Inc.	156,000	8,795,280
Rockwood Holdings Inc.**	297,300	9,356,031
		18,151,311

Total Materials
(Cost $16,762,711)		18,151,311

Total Common Stocks
(Cost $187,414,276)		210,605,890

MONEY MARKET MUTUAL FUNDS	2.70%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	5,771,622	5,771,622

Total Money Market Mutual Funds
(Cost $5,771,622)		5,771,622

Total Investments
(Cost $193,185,898)	101.11%	216,377,512

Liabilities in Excess of Other Assets	(1.11%)	(2,368,952)

Net Assets	100.00%	$214,008,560

Westcore Select Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$190,826,811	89.17%
Cayman Islands	9,058,535	4.23%
Ireland	8,261,984	3.86%
Bermuda	8,230,182	3.85%
Total Investments	216,377,512	101.11%
Liabilities in Excess of Other Assets	(2,368,952)	(1.11%)
Net Assets	$214,008,560	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	99.27%
Basic Materials		6.20%
Chemicals		1.03%
Ecolab Inc.	7,000	$355,180

Forestry & Paper		4.09%
Ball Corp.	12,850	756,223
International Paper Co.	30,150	655,762
		1,411,985

Specialty Chemicals		1.08%
Agrium Inc. (Canada)	4,950	371,200

Total Basic Materials
(Cost $1,749,287)		2,138,365

Capital Goods		4.40%
Aerospace & Defense		2.50%
General Dynamics Corp.	6,800	427,108
Raytheon Co.	9,500	434,245
		861,353

Industrial Products		1.90%
ITT Corp.	14,000	655,620

Total Capital Goods
(Cost $1,190,662)		1,516,973

Commercial Services		4.46%
Business Products & Services		1.92%
Quanta Services Inc.**	34,700	662,076

IT Services		1.27%
Computer Sciences Corp.	9,500	437,000

Transaction Processing		1.27%
The Western Union Co.	24,900	439,983

Total Commercial Services
(Cost $1,835,975)		1,539,059

Communications		5.60%
Networking		1.77%
Cisco Systems Inc.**	27,800	608,820

Telecomm Equipment & Solutions		3.83%
QUALCOMM Inc.	17,500	789,600
Research In Motion Ltd. (Canada)**	10,900	530,721
		1,320,321

Total Communications
(Cost $2,067,917)		1,929,141

Consumer Cyclical		9.72%
Apparel & Footwear Manufacturing		3.77%
Nike Inc. - Class B	9,550	765,337
VF Corp.	6,600	534,732
		1,300,069

Department Stores		2.18%
Macy's Inc.	32,500	750,425

Other Consumer Services		1.49%
Expedia Inc.	18,250	514,832

Restaurants		1.09%
Darden Restaurants Inc.	8,800	376,464

Specialty Retail		1.19%
Best Buy Co. Inc.	10,000	408,300

Total Consumer Cyclical
(Cost $2,549,152)		3,350,090

Consumer Staples		10.99%
Beverages: Non-Alcoholic		1.78%
Dr Pepper Snapple Group Inc.	17,300	$614,496

Consumer Products		2.50%
Colgate-Palmolive Co.	11,200	860,832

Food & Agricultural Products		6.71%
Campbell Soup Co.	20,900	747,175
HJ Heinz Co.	15,100	715,287
Unilever N.V. (Netherlands)	28,500	851,580
		2,314,042

Total Consumer Staples
(Cost $3,548,486)		3,789,370

Energy		10.00%
Exploration & Production		3.22%
Occidental Petroleum Corp.	14,200	1,111,860

Integrated Oils		4.23%
Exxon Mobil Corp.	8,000	494,320
Marathon Oil Corp.	29,100	963,210
		1,457,530

Oil Services		2.55%
Ensco PLC ADR (United Kingdom)	10,100	451,773
Noble Corp. (Switzerland)	12,600	425,754
		877,527

Total Energy
(Cost $2,536,900)		3,446,917

Interest Rate Sensitive		13.12%
Money Center Banks		5.30%
Bank of America Corp.	68,150	893,447
JPMorgan Chase & Co.	24,500	932,715
		1,826,162

Property Casualty Insurance		3.55%
ACE Ltd. (Switzerland)	12,000	699,000
Travelers Cos. Inc.	10,050	523,605
		1,222,605

Regional Banks		1.50%
PNC Financial Services Group Inc.	10,000	519,100

Securities & Asset Management		1.78%
Goldman Sachs Group Inc.	4,250	614,465

Thrifts		0.99%
Annaly Capital Management Inc.	19,400	341,440

Total Interest Rate Sensitive
(Cost $4,230,506)		4,523,772

Medical & Healthcare		11.98%
Medical Technology		2.28%
Zimmer Holdings Inc.**	15,050	787,567

Pharmaceuticals		9.70%
Abbott Laboratories	16,250	848,900
Amgen Inc.**	16,700	920,337
Forest Laboratories Inc.**	24,550	759,331
Pfizer Inc.	47,494	815,472
		3,344,040

Total Medical & Healthcare
(Cost $3,936,037)		4,131,607

Technology		11.96%
Computer Software		4.98%
Microsoft Corp.	35,000	857,150
Symantec Corp.**	56,600	858,622
		1,715,772

PC's & Servers		4.81%
Dell Inc.**	46,200	598,752
International Business Machines Corp.	7,900	$1,059,706
		1,658,458

Semiconductors		2.17%
Altera Corp.	9,300	280,488
Intel Corp.	24,300	467,289
		747,777

Total Technology
(Cost $3,799,852)		4,122,007

Transportation		4.60%
Railroads		4.60%
Norfolk Southern Corp.	15,250	907,528
Union Pacific Corp.	8,300	678,940
		1,586,468

Total Transportation
(Cost $1,052,374)		1,586,468

Utilities		6.24%
Independent Power		2.21%
Exelon Corp.	8,700	370,446
Public Service Enterprise Group Inc.	11,800	390,344
		760,790

Integrated Gas & Electric		1.05%
Dominion Resources Inc.	8,300	362,378

Regulated Electric		2.98%
Edison International	19,700	677,483
Entergy Corp.	4,600	352,038
		1,029,521

Total Utilities
(Cost $1,945,942)		2,152,689

Total Common Stocks
(Cost $30,443,090)		34,226,458

MONEY MARKET MUTUAL FUNDS	0.66%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	227,935	227,935

Total Money Market Mutual Funds
(Cost $227,935)		227,935

Total Investments
(Cost $30,671,025)	99.93%	34,454,393

Other Assets in Excess of Liabilities	0.07%	23,997

Net Assets	100.00%	$34,478,390

Westcore Blue Chip Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$31,124,365	90.27%
Switzerland	1,124,754	3.26%
Canada	901,921	2.62%
Netherlands	851,580	2.47%
United Kingdom	451,773	1.31%
Total Investments	34,454,393	99.93%
Other Assets in Excess of Liabilities	23,997	0.07%
Net Assets	$34,478,390	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	99.21%
Basic Materials		10.29%
Forestry & Paper		3.56%
International Paper Co.	36,600	$796,050
Packaging Corp. of America	31,900	739,123
		1,535,173

Other Materials (Rubber & Plastic)		4.54%
Crown Holdings Inc.**	39,650	1,136,369
Owens-Illinois Inc.**	29,100	816,546
		1,952,915

Specialty Chemicals		1.08%
Agrium Inc. (Canada)	6,200	464,938

Steel		1.11%
Harsco Corp.	19,400	476,852

Total Basic Materials
(Cost $3,226,002)		4,429,878

Capital Goods		2.86%
Electrical Equipment		1.71%
General Cable Corp.**	27,100	734,952

Industrial Products		1.15%
ITT Corp.	10,600	496,398

Total Capital Goods
(Cost $1,987,292)		1,231,350

Commercial Services		5.53%
Business Products & Services		3.61%
Quanta Services Inc.**	50,375	961,155
Xerox Corp.	57,081	590,788
		1,551,943

Environmental & Pollution Control		1.92%
Waste Connections Inc.**	20,890	828,498

Total Commercial Services
(Cost $2,224,109)		2,380,441

Communications		2.05%
Telecomm Equipment & Solutions		2.05%
CommScope Inc.**	37,100	880,754

Total Communications
(Cost $1,116,232)		880,754

Consumer Cyclical		11.94%
Apparel & Footwear Manufacturing		1.64%
VF Corp.	8,700	704,874

Clothing & Accessories		3.41%
Abercrombie & Fitch Co. - Class A	17,900	703,828
Polo Ralph Lauren Corp.	8,500	763,810
		1,467,638

Department Stores		2.30%
Macy's Inc.	42,800	988,252

Motor Vehicle Parts		1.36%
Autoliv Inc. (Sweden)	9,000	587,970

Specialty Retail		3.23%
Signet Jewelers Ltd. (Bermuda)**	18,100	574,494
Tiffany & Co.	17,360	815,746
		1,390,240

Total Consumer Cyclical
(Cost $3,895,102)		5,138,974

Consumer Staples		5.95%
Beverages: Non-Alcoholic		1.78%
Dr Pepper Snapple Group Inc.	21,600	$767,232

Food & Agricultural Products		4.17%
The J.M. Smucker Co.	13,400	811,102
Tyson Foods Inc. - Class A	61,350	982,827
		1,793,929

Total Consumer Staples
(Cost $2,365,114)		2,561,161

Energy		9.74%
Exploration & Production		3.71%
Forest Oil Corp.**	29,100	864,270
SM Energy Co.	19,600	734,216
		1,598,486

Oil Services		4.18%
Ensco PLC - ADR (United Kingdom)	13,200	590,436
Noble Corp. (Switzerland)	16,800	567,672
Tidewater Inc.	14,300	640,783
		1,798,891

Refining & Marketing		1.85%
Holly Corp.	27,700	796,375

Total Energy
(Cost $4,116,659)		4,193,752

Interest Rate Sensitive		18.10%
Life & Health Insurance		4.64%
Reinsurance Group of America Inc.	25,841	1,247,862
Unum Group	33,800	748,670
		1,996,532

Property Casualty Insurance		6.91%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	12,000	679,080
Alterra Capital Holdings Ltd. (Bermuda)	23,700	472,104
Axis Capital Holdings Ltd. (Bermuda)	22,800	751,032
PartnerRe Ltd. (Bermuda)	13,340	1,069,601
		2,971,817

Regional Banks		4.49%
Comerica Inc.	28,000	1,040,200
SunTrust Banks Inc.	34,600	893,718
		1,933,918

Thrifts		2.06%
Annaly Capital Management Inc.	50,300	885,280

Total Interest Rate Sensitive
(Cost $6,754,366)		7,787,547

Medical & Healthcare		8.14%
Healthcare Services		2.73%
Lincare Holdings Inc.	17,000	426,530
Omnicare Inc.	31,400	749,832
		1,176,362

Medical Technology		1.55%
Life Technologies Corp.**	14,230	664,399

Pharmaceuticals		3.86%
Cephalon Inc.**	12,200	761,768
Forest Laboratories Inc.**	29,100	900,063
		1,661,831

Total Medical & Healthcare
(Cost $3,108,774)		3,502,592

Real Estate Investment Trusts (REITs)		5.97%
Healthcare		1.26%
Senior Housing Properties Trust	23,000	$540,500

Office Properties		4.71%
Alexandria Real Estate Equities Inc.	8,800	616,000
Digital Realty Trust Inc.	11,400	703,380
Mack-Cali Realty Corp.	21,700	709,807
		2,029,187

Total Real Estate Investment Trusts (REITs)
(Cost $2,687,454)		2,569,687

Technology		5.73%
Computer Software		3.80%
Symantec Corp.**	48,300	732,711
Synopsys Inc.**	36,400	901,628
		1,634,339

Electronic Equipment		0.82%
Belden Inc.	13,400	353,492

Semiconductors		1.11%
Altera Corp.	15,880	478,941

Total Technology
(Cost $2,468,153)		2,466,772

Transportation		0.95%
Trucking, Shipping & Air Freight		0.95%
Diana Shipping Inc. (Greece)**	32,100	407,670

Total Transportation
(Cost $715,748)		407,670

Utilities		11.96%
Gas Utilities		2.47%
UGI Corp.	37,155	1,063,005

Independent Power		1.47%
NRG Energy Inc.**	30,300	630,846

Integrated Gas & Electric		3.65%
CenterPoint Energy Inc.	66,035	1,038,070
NiSource Inc.	30,500	530,700
		1,568,770

Regulated Electric		4.37%
Edison International	25,500	876,945
Westar Energy Inc.	41,500	1,005,545
		1,882,490

Total Utilities
(Cost $4,695,009)		5,145,111

Total Common Stocks
(Cost $39,360,014)		42,695,689

MONEY MARKET MUTUAL FUNDS	0.83%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	359,367	359,367

Total Money Market Mutual Funds
(Cost $359,367)		359,367

Total Investments
(Cost $39,719,381)	100.04%	43,055,056

Liabilities in Excess of Other Assets	(0.04%)	(18,420)

Net Assets	100.00%	$43,036,636

Westcore Mid-Cap Value Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$36,890,059	85.72%
Bermuda	3,546,311	8.24%
United Kingdom	590,436	1.37%
Sweden	587,970	1.36%
Switzerland	567,672	1.32%
Canada	464,938	1.08%
Greece	407,670	0.95%
Total Investments	43,055,056	100.04%
Liabilities in Excess of Other Assets	(18,420)	(0.04%)
Net Assets	$43,036,636	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	93.76%
Basic Materials		5.62%
Forestry & Paper		2.81%
KapStone Paper and Packaging Corp.**	51,600	$626,424
Rock-Tenn Co. - Class A	16,800	836,808
		1,463,232

Precious Metals		1.06%
Thompson Creek Metals Co. Inc. (Canada)**	51,000	549,780

Specialty Chemicals		0.80%
OM Group Inc.**	13,900	418,668

Steel		0.95%
Schnitzer Steel Industries Inc. - Class A	10,250	494,870

Total Basic Materials
(Cost $2,804,077)		2,926,550

Capital Goods		5.47%
Electrical Equipment		0.92%
General Cable Corp.**	17,595	477,177

Engineering & Construction		1.92%
EMCOR Group Inc.**	40,670	1,000,075

Industrial Products		2.63%
EnPro Industries Inc.**	43,900	1,373,192

Total Capital Goods
(Cost $2,483,565)		2,850,444

Commercial Services		7.37%
Business Products & Services		2.83%
CRA International Inc.**	19,700	355,585
Schawk Inc.	60,600	1,118,676
		1,474,261

Distributors & Wholesalers		1.99%
Central Garden & Pet Co. - Class A**	100,100	1,037,036

Environmental & Pollution Control		2.55%
Waste Connections Inc.**	33,510	1,329,007

Total Commercial Services
(Cost $3,538,269)		3,840,304

Communications		3.83%
Telecomm Equipment & Solutions		3.83%
CommScope Inc.**	26,740	634,808
Syniverse Holdings Inc.**	60,000	1,360,200
		1,995,008

Total Communications
(Cost $1,779,628)		1,995,008

Consumer Cyclical		16.00%
Apparel & Footwear Manufacturers		1.34%
Wolverine World Wide Inc.	24,060	697,981

Clothing & Accessories		9.46%
AnnTaylor Stores Corp.**	26,100	528,264
The Cato Corp. - Class A	36,000	963,360
The Children's Place Retail Stores Inc.**	21,600	1,053,432
The Finish Line Inc. - Class A	50,800	706,628
Kenneth Cole Productions Inc. - Class A**	34,100	568,447
Perry Ellis International Inc.**	20,500	447,925
Steven Madden Ltd.**	16,075	$ 660,039
		4,928,095

Motor Vehicles		0.84%
Group 1 Automotive Inc.**	14,600	436,248

Recreation & Leisure		3.48%
JAKKS Pacific Inc.**	49,600	874,944
Steiner Leisure Ltd. (Bahamas)**	24,600	937,260
		1,812,204

Restaurants		0.88%
CEC Entertainment Inc.**	13,400	460,022

Total Consumer Cyclical
(Cost $6,312,561)		8,334,550

Consumer Staples		4.62%
Consumer Products		1.92%
Elizabeth Arden Inc.**	50,210	1,003,698

Food & Agricultural Products		2.70%
The Andersons Inc.	15,400	583,660
Calavo Growers Inc.	37,920	822,105
		1,405,765

Total Consumer Staples
(Cost $2,119,503)		2,409,463

Energy		4.97%
Exploration & Production		2.03%
Bill Barrett Corp.**	29,300	1,054,800

Oil Services		2.94%
Cal Dive International Inc.**	184,400	1,008,668
Oil States International Inc.**	11,260	524,153
		1,532,821

Total Energy
(Cost $2,669,297)		2,587,621

Interest Rate Sensitive		12.98%
Other Banks		2.42%
First Midwest Bancorp Inc.	63,000	726,390
PacWest Bancorp	28,210	537,683
		1,264,073

Property Casualty Insurance		3.54%
Alterra Capital Holdings Ltd. (Bermuda)	34,910	695,407
AMERISAFE Inc.**	27,100	508,938
The Hanover Insurance Group Inc.	13,600	639,200
		1,843,545

Securities & Asset Management		3.01%
Investment Technology Group Inc.**	41,200	585,864
National Financial Partners Corp.**	77,500	981,925
		1,567,789

Specialty Finance		2.11%
First Cash Financial Services Inc.**	39,560	1,097,790

Thrifts		1.90%
Anworth Mortgage Asset Corp.	138,700	988,931

Total Interest Rate Sensitive
(Cost $6,002,944)		6,762,128

Medical & Healthcare		11.73%
Healthcare Services		4.64%
Centene Corp.**	37,650	888,164
LifePoint Hospitals Inc.**	24,600	862,476
Lincare Holdings Inc.	26,550	666,139
		2,416,779

Medical Products & Supplies		3.06%
Orthofix International N.V. (Netherlands)**	26,750	$840,485
STERIS Corp.	22,620	751,436
		1,591,921

Medical Technology		1.89%
ZOLL Medical Corp.**	30,500	984,235

Pharmaceuticals		2.14%
Medicis Pharmaceutical Corp. - Class A	37,700	1,117,805

Total Medical & Healthcare
(Cost $5,042,980)		6,110,740

Real Estate Investment Trusts (REITs)		5.97%
Healthcare		1.70%
Cogdell Spencer Inc.	139,600	882,272

Multi-Family		1.06%
Associated Estates Realty Corp.	39,500	552,210

Office		1.32%
BioMed Realty Trust Inc.	38,300	686,336

Office Industrial		0.97%
PS Business Parks Inc.	8,965	507,150

Retail Properties		0.92%
Retail Opportunity Investments Corp.	50,200	480,414

Total Real Estate Investment Trusts (REITs)
(Cost $2,742,230)		3,108,382

Technology		8.09%
Computer Software		3.99%
Manhattan Associates Inc.**	34,800	1,021,380
Parametric Technology Corp.**	54,100	1,057,114
		2,078,494

Electronic Equipment		4.10%
Belden Inc.	40,850	1,077,623
Rofin-Sinar Technologies Inc.**	41,750	1,059,615
		2,137,238

Total Technology
(Cost $3,881,002)		4,215,732

Transportation		3.22%
Trucking, Shipping & Air Freight		3.22%
Marten Transport Ltd.	39,500	915,610
Tsakos Energy Navigation Ltd. (Greece)	24,000	319,680
Ultrapetrol Bahamas Ltd. (Bahamas)**	68,970	442,787
		1,678,077

Total Transportation
(Cost $1,901,814)		1,678,077

Utilities		3.89%
Gas Utilities		2.45%
South Jersey Industries Inc.	25,820	1,277,315

Regulated Electric		1.44%
Westar Energy Inc.	30,930	749,434

Total Utilities
(Cost $1,580,665)		2,026,749

Total Common Stocks
(Cost $42,858,535)		48,845,748

MONEY MARKET MUTUAL FUNDS	5.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	3,054,871	$3,054,871

Total Money Market Mutual Funds
(Cost $3,054,871)		3,054,871

Total Investments
(Cost $45,913,406)	99.62%	51,900,619

Other Assets in Excess of Liabilities	0.38%	196,964

Net Assets	100.00%	$52,097,583

Westcore Small-Cap Opportunity Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$48,115,220	92.36%
Bahamas	1,380,047	2.65%
Netherlands	840,485	1.61%
Bermuda	695,407	1.33%
Canada	549,780	1.06%
Greece	319,680	0.61%
Total Investments	51,900,619	99.62%
Other Assets in Excess of Liabilities	196,964	0.38%
Net Assets	$52,097,583	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	93.65%
Basic Materials		7.70%
Chemicals		1.38%
Innophos Holdings Inc.	127,600	$4,223,560

Forestry & Paper		2.02%
Temple-Inland Inc.	331,000	6,176,460

Specialty Chemicals		1.62%
Cabot Corp.	152,500	4,966,925

Steel		2.68%
Schnitzer Steel Industries Inc. - Class A	82,300	3,973,444
Worthington Industries Inc.	281,700	4,233,951
		8,207,395

Total Basic Materials
(Cost $18,767,522)		23,574,340

Capital Goods		5.85%
Aerospace & Defense Suppliers		1.73%
Triumph Group Inc.	71,000	5,295,890

Electrical Equipment		4.12%
A.O. Smith Corp.	105,000	6,078,450
Franklin Electric Co. Inc.	196,765	6,524,728
		12,603,178

Total Capital Goods
(Cost $14,568,389)		17,899,068

Commercial Services		3.44%
Business Products & Services		3.44%
Brink's Co.	159,000	3,657,000
CDI Corp.	142,835	1,845,428
Ennis Inc.	265,410	4,748,185
Maximus Inc.	4,500	277,110
		10,527,723

Total Commercial Services
(Cost $11,056,262)		10,527,723

Communications		0.75%
Telecomm Equipment & Solutions		0.75%
Adtran Inc.	64,850	2,289,205

Total Communications
(Cost $1,075,188)		2,289,205

Consumer Cyclical		13.11%
Clothing & Accessories		4.48%
Columbia Sportswear Co.	97,400	5,692,056
The Finish Line Inc. - Class A	254,765	3,543,781
Stage Stores Inc.	343,360	4,463,680
		13,699,517

Consumer Durables		2.48%
Knoll Inc.	171,050	2,652,986
The Toro Co.	87,900	4,942,617
		7,595,603

Hard Goods Retail		0.51%
Aaron's Inc.	84,965	1,567,604

Motor Vehicle Parts		2.00%
Cooper Tire & Rubber Co.	311,800	6,120,634

Other Consumer Services		1.78%
Regis Corp.	285,300	5,457,789

Restaurants		1.86%
Bob Evans Farms Inc.	202,455	5,682,912

Total Consumer Cyclical
(Cost $32,417,594)		40,124,059

Consumer Staples		3.74%
Food & Agriculture Products		1.18%
Lancaster Colony Corp.	75,940	$3,607,150

Home Products		2.56%
Tupperware Brands Corp.	171,050	7,827,248

Total Consumer Staples
(Cost $8,118,833)		11,434,398

Energy		5.64%
Exploration & Production		1.49%
SM Energy Co.	121,700	4,558,882

Oil Services		2.64%
RPC Inc.	165,600	3,504,096
Tidewater Inc.	102,100	4,575,101
		8,079,197

Refining & Marketing		1.51%
Holly Corp.	161,000	4,628,750

Total Energy
(Cost $14,967,908)		17,266,829

Interest Rate Sensitive		22.60%
Life & Health Insurance		4.44%
American Equity Investment Life Holding Co.	547,750	5,608,960
Protective Life Corp.	202,500	4,406,400
StanCorp Financial Group Inc.	94,100	3,575,800
		13,591,160

Other Banks		7.15%
Bank of the Ozarks Inc.	45,400	1,683,886
Community Bank System Inc.	213,200	4,905,732
Fulton Financial Corp.	572,900	5,190,474
Westamerica Bancorp	99,820	5,439,192
Wintrust Financial Corp.	144,100	4,670,281
		21,889,565

Property Casualty Insurance		5.41%
Alterra Capital Holdings Ltd. (Bermuda)	255,765	5,094,839
Endurance Specialty Holdings Ltd. (Bermuda)	114,000	4,537,200
Infinity Property & Casualty Corp.	27,900	1,360,683
Platinum Underwriters Holdings Ltd. (Bermuda)	124,575	5,421,504
Safety Insurance Group Inc.	3,000	126,060
		16,540,286

Specialty Finance		1.90%
Cash America International Inc.	166,160	5,815,600

Thrifts & Mortgage REITs		3.70%
Astoria Financial Corp.	379,700	5,175,311
MFA Financial Inc.	805,440	6,145,507
		11,320,818

Total Interest Rate Sensitive
(Cost $58,917,232)		69,157,429

Medical & Healthcare		8.77%
Healthcare Services		2.20%
Owens & Minor Inc.	236,565	6,732,640

Medical Products & Supplies		4.69%
Cooper Cos. Inc.	113,550	5,248,281
Meridian Bioscience Inc.	229,775	5,027,477
STERIS Corp.	123,350	4,097,687
		14,373,445

Pharmaceuticals		1.88%
Medicis Pharmaceutical Corp. - Class A	122,300	$3,626,195
Valeant Pharmaceuticals International Inc. (Canada)	84,600	2,119,230
		5,745,425

Total Medical & Healthcare
(Cost $21,805,726)		26,851,510

Real Estate Investment Trusts (REITs)		9.26%
Apartments		1.00%
American Campus Communities Inc.	100,600	3,062,264

Manufactured Homes		1.39%
Equity Lifestyle Properties Inc.	77,900	4,243,992

Office Properties		6.87%
BioMed Realty Trust Inc.	158,800	2,845,696
Brandywine Realty Trust	483,500	5,922,875
First Potomac Realty Trust	252,800	3,792,000
Government Properties Income Trust	174,700	4,664,490
Mack-Cali Realty Corp.	115,900	3,791,089
		21,016,150

Total Real Estate Investment Trusts (REITs)
(Cost $24,763,407)		28,322,406

Technology		6.62%
Computer Software		1.53%
Blackbaud Inc.	194,045	4,664,842

Electronic Equipment		5.09%
Belden Inc.	325,340	8,582,469
CTS Corp.	311,500	2,996,630
Park Electrochemical Corp.	152,065	4,005,392
		15,584,491

Total Technology
(Cost $18,994,198)		20,249,333

Transportation		0.74%
Trucking, Shipping & Air Freight		0.74%
Arkansas Best Corp.	93,800	2,272,774

Total Transportation
(Cost $3,044,775)		2,272,774

Utilities		5.43%
Gas Utilities		3.94%
Northwest Natural Gas Co.	96,660	4,586,517
South Jersey Industries Inc.	150,875	7,463,786
		12,050,303

Regulated Electric		1.49%
UIL Holdings Corp.	161,600	4,550,656

Total Utilities
(Cost $14,414,122)		16,600,959

Total Common Stocks
(Cost $242,911,156)		286,570,033

MONEY MARKET MUTUAL FUNDS	5.07%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	15,504,200	15,504,200

Total Money Market Mutual Funds
(Cost $15,504,200)		15,504,200

Total Investments
(Cost $258,415,356)	98.72%	$302,074,233

Other Assets in Excess of Liabilities	1.28%	3,912,930

Net Assets	100.00%	$305,987,163

Westcore Small-Cap Value Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$284,901,460	93.11%
Bermuda	15,053,543	4.92%
Canada	2,119,230	0.69%
Total Investments	302,074,233	98.72%
Other Assets in Excess of Liabilities	3,912,930	1.28%
Net Assets	$305,987,163	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.72%
Basic Materials		6.22%
Chemicals		0.99%
Innophos Holdings Inc.	451	$14,928
KMG Chemicals Inc.	616	8,680
		23,608

Forestry & Paper		1.60%
Buckeye Technologies Inc.	821	12,077
Neenah Paper Inc.	923	14,029
P.H. Glatfelter Co.	992	12,063
		38,169

Other Materials (Rubber & Plastic)		1.75%
A. Schulman Inc.	478	9,632
AEP Industries Inc.**	650	15,353
Innospec Inc. (United Kingdom)**	1,103	16,798
		41,783

Specialty Chemicals		1.36%
Aceto Corp.	2,355	15,990
Quaker Chemical Corp.	249	8,107
Stepan Co.	142	8,394
		32,491

Steel		0.52%
Olympic Steel Inc.	546	12,553

Total Basic Materials
(Cost $140,536)		148,604

Capital Goods		6.12%
Aerospace & Defense Suppliers		2.02%
Hawk Corp. - Class A**	464	20,077
Herley Industries Inc.**	700	11,550
Ladish Co. Inc.**	530	16,499
		48,126

Electrical Equipment		0.46%
AAON Inc.	465	10,937

Farm Equipment		0.84%
Alamo Group Inc.	900	20,097

Industrial Products		1.11%
Dynamic Materials Corp.	765	11,559
Stratasys Inc.**	541	14,997
		26,556

Transportation Equipment & Parts		1.69%
Miller Industries Inc.	1,410	19,077
Spartan Motors Inc.	4,600	21,344
		40,421

Total Capital Goods
(Cost $123,006)		146,137

Commercial Services		8.34%
Business Products & Services		6.71%
Acacia Research Corp.**	1,042	18,339
Advisory Board Co.**	315	13,907
Asta Funding Inc.	1,075	8,202
Barrett Business Services Inc.	981	14,901
Consolidated Graphics Inc.**	210	8,705
CRA International Inc.**	569	10,270
Electro Rent Corp.	1,113	14,781
Ennis Inc.	585	10,466
Marlin Business Services Corp.**	1,560	18,720
Perficient Inc.**	1,597	14,597
Rewards Network Inc.	681	9,772
S1 Corp.**	1,415	7,372
VSE Corp.	290	10,228
		160,260

Environmental & Pollution Control		0.61%
Fuel Tech Inc.**	2,319	$14,540

IT Services		0.70%
Infospace Inc.**	1,014	8,781
Ness Technologies Inc. (Israel)**	1,739	7,826
		16,607

Transaction Processing		0.32%
Cass Information Systems Inc.	225	7,720

Total Commercial Services
(Cost $170,927)		199,127

Communications		5.98%
Networking		1.75%
Digi International Inc.**	2,162	20,517
Hypercom Corp.**	3,266	21,229
		41,746

Telecomm Equipment & Solutions		2.96%
Anaren Inc.**	495	8,311
Novatel Wireless Inc.**	2,288	18,030
Oplink Communications Inc.**	850	16,864
RADWARE Ltd. (Israel)**	345	11,854
Symmetricom Inc.**	2,760	15,787
		70,846

Telecomm Service Providers		1.27%
Atlantic Tele-Network Inc.	218	10,734
USA Mobility Inc.	1,222	19,589
		30,323

Total Communications
(Cost $101,650)		142,915

Consumer Cyclical		14.74%
Apparel & Footwear Manufacturing		1.88%
Culp Inc.**	850	8,330
Maidenform Brands Inc.**	749	21,609
Unifi Inc.**	3,320	14,973
		44,912

Clothing & Accessories		0.48%
Quiksilver Inc.**	2,944	11,511

Consumer Durables		1.64%
Furniture Brands International Inc.**	3,201	17,221
Knoll Inc.	778	12,067
La-Z-Boy Inc.**	1,180	9,959
		39,247

General Merchandise		0.52%
Retail Ventures Inc.**	1,153	12,406

Hard Goods Retail		0.50%
Haverty Furniture Cos. Inc.	1,088	11,870

Homebuilders & Suppliers		1.68%
Beazer Homes USA Inc.**	2,525	10,429
Brookfield Homes Corp.**	1,300	10,647
Hovnanian Enterprises Inc. - Class A**	2,768	10,878
Standard Pacific Corp.**	2,063	8,190
		40,144

Motor Vehicle Parts		0.87%
ATC Technology Corp.**	432	10,688
Standard Motor Products Inc.	959	10,098
		20,786

Other Consumer Services		1.68%
Pre-Paid Legal Services Inc.**	171	10,686
Shutterfly Inc.**	649	16,867
Stamps.com Inc.**	968	12,584
		40,137

Publishing & Media		0.70%
Courier Corp.	518	7,366
The E.W. Scripps Co. - Class A**	1,179	$9,291
		16,657

Recreation & Leisure		1.36%
Steinway Musical Instruments Inc.**	578	9,953
Sturm, Ruger & Co. Inc.	964	13,149
Winnebago Industries Inc.**	894	9,316
		32,418

Restaurants		2.30%
AFC Enterprises Inc.**	1,621	20,101
Biglari Holdings Inc.**	34	11,174
California Pizza Kitchen Inc.**	889	15,166
Luby's Inc.**	1,765	8,507
		54,948

Specialty Retail		1.13%
MarineMax Inc.**	2,446	17,220
West Marine Inc.**	976	9,916
		27,136

Total Consumer Cyclical
(Cost $316,867)		352,172

Consumer Staples		3.59%
Consumer Products		0.55%
Medifast Inc.**	485	13,158

Food & Agricultural Products		1.29%
MGP Ingredients Inc.	2,488	19,531
Omega Protein Corp.**	1,976	11,342
		30,873

Grocery & Convenience		1.29%
Great Atlantic & Pacific Tea Co.**	2,519	9,975
The Pantry Inc.**	862	20,783
		30,758

Home Products		0.46%
Libbey Inc.**	835	10,997

Total Consumer Staples
(Cost $79,641)		85,786

Energy		6.37%
Coal		0.39%
Westmoreland Coal Co.**	929	9,160

Exploration & Production		1.91%
Gulfport Energy Corp.**	1,667	23,071
Panhandle Oil and Gas Inc. - Class A	325	8,024
Vaalco Energy Inc.**	2,540	14,580
		45,675

Oil Services		3.15%
Bolt Technology Corp.**	2,176	22,304
Dawson Geophysical Co.**	700	18,655
ENGlobal Corp.**	5,291	13,333
OYO Geospace Corp.**	211	12,213
PHI Inc.**	545	8,818
		75,323

Pipelines		0.92%
Crosstex Energy Inc.	2,777	21,938

Total Energy
(Cost $133,384)		152,096

Interest Rate Sensitive		19.19%
Life & Health Insurance		1.12%
American Equity Investment Life Holding Co.	1,033	10,578
National Western Life Insurance Co. - Class A	116	16,319
		26,897

Other Banks		8.72%
Boston Private Financial Holdings Inc.	1,723	$11,268
Center Financial Corp.**	2,555	13,005
Eagle Bancorp Inc.**	784	9,000
First Busey Corp.	2,318	10,547
First Financial Corp.	423	12,479
First Merchants Corp.	1,807	13,787
Heartland Financial USA Inc.	908	13,974
Lakeland Bancorp Inc.	1,222	10,302
Nara Bancorp Inc.**	1,146	8,091
Republic Bancorp Inc. - Class A	433	9,149
SCBT Financial Corp.	477	14,878
Sierra Bancorp	813	10,041
Simmons First National Corp. - Class A	435	12,297
Southside Bancshares Inc.	635	11,995
State Bancorp Inc.	1,968	17,673
Tompkins Financial Corp.	264	10,470
West Coast Bancorp**	8,448	19,261
		208,217

Property Casualty Insurance		2.98%
American Safety Insurance Holdings Ltd. (Bermuda)**	697	11,389
AMERISAFE Inc.**	633	11,887
Baldwin & Lyons Inc. - Class B	833	21,200
Hallmark Financial Services Inc.**	1,184	10,348
NYMAGIC Inc.	643	16,506
		71,330

Securities & Asset Management		3.42%
Capital Southwest Corp.	223	20,249
Diamond Hill Investment Group Inc.	161	11,753
International Assets Holding Corp.**	441	7,982
MVC Capital Inc.	1,138	14,760
Oppenheimer Holdings Inc. - Class A	362	10,118
Rodman & Renshaw Capital Group Inc.**	3,788	8,144
TradeStation Group Inc.**	1,311	8,626
		81,632

Specialty Finance		0.98%
Dollar Financial Corp.**	443	9,246
MCG Capital Corp.	2,423	14,150
		23,396

Thrifts		1.97%
Columbia Banking System Inc.	521	10,238
Dime Community Bancshares Inc.	1,000	13,850
Flushing Financial Corp.	994	11,491
Great Southern Bancorp Inc.	524	11,407
		46,986

Total Interest Rate Sensitive
(Cost $448,524)		458,458

Medical & Healthcare		13.42%
Healthcare Services		2.90%
America Service Group Inc.	782	11,636
American Dental Partners Inc.**	1,186	14,303
Assisted Living Concepts Inc. - Class A**	246	7,488
Five Star Quality Care Inc.**	3,035	15,327
Kendle International Inc.**	1,243	11,585
National Healthcare Corp.	240	8,897
		69,236

Medical Products & Supplies		1.08%
Atrion Corp.	70	11,026
Young Innovations Inc.	518	14,820
		25,846

Medical Technology		2.91%
Kensey Nash Corp.**	465	13,434
NeurogesX Inc.**	1,651	11,408
Quidel Corp.**	882	9,693
SurModics Inc.**	1,046	$12,468
Symmetry Medical Inc.**	1,426	13,747
Synovis Life Technologies Inc.**	585	8,746
		69,496

Pharmaceuticals		6.53%
Albany Molecular Research Inc.**	2,147	13,698
Amicus Therapeutics Inc.**	2,156	8,430
Ardea Biosciences Inc.**	513	11,799
Cambrex Corp.**	5,423	23,048
Caraco Pharmaceutical Laboratories Ltd.**	3,200	17,216
Hi-Tech Pharmacal Co. Inc.**	443	8,966
Jazz Pharmaceuticals Inc.**	1,226	13,155
Nabi Biopharmaceuticals**	2,793	13,406
NPS Pharmaceuticals Inc.**	1,585	10,841
Pharmacyclics Inc.**	1,260	10,156
QLT Inc. (Canada)**	2,270	14,301
Vanda Pharmaceuticals Inc.**	1,632	10,902
		155,918

Total Medical & Healthcare
(Cost $285,215)		320,496

Real Estate Investment Trusts (REITs)		1.84%
Apartments		0.80%
Sun Communities Inc.	619	19,003

Multi-Family		0.66%
Associated Estates Realty Corp.	1,126	15,742

Retail Properties		0.38%
Ramco-Gershenson Properties Trust	851	9,114

Total Real Estate Investment Trusts (REITs)
(Cost $37,518)		43,859

Technology		11.50%
Computer Software		3.77%
DivX Inc.**	1,934	18,431
Manhattan Associates Inc.**	583	17,111
ModusLink Global Solutions Inc.**	1,717	10,903
PC-Tel Inc.**	2,477	15,209
QAD Inc.**	4,300	17,888
SeaChange International Inc.**	1,417	10,500
		90,042

Electronic Equipment		1.78%
Measurement Specialties Inc.**	887	16,392
NVE Corp.**	304	13,081
Spectrum Control Inc.**	884	13,012
		42,485

Semiconductor Capital Equipment		1.53%
Kulicke & Soffa Industries Inc.**	1,432	8,864
Newport Corp.**	1,166	13,222
Photronics Inc.**	2,757	14,585
		36,671

Semiconductors		3.61%
Actel Corp.**	732	11,675
CEVA Inc.**	839	11,998
DSP Group Inc.**	1,311	9,177
Exar Corp.**	1,156	6,925
Integrated Silicon Solution Inc.**	940	8,093
Lattice Semiconductor Corp.**	2,992	14,212
Silicon Image Inc.**	2,780	13,288
SMART Modular Technologies (WWH) Inc.**	1,790	10,794
		86,162

Technology Resellers & Distributors		0.81%
Insight Enterprises Inc.**	1,241	19,409

Total Technology
(Cost $248,570)		$274,769

Utilities		0.41%
Regulated Electric		0.41%
Central Vermont Public Service Corp.	487	9,823

Total Utilities
(Cost $10,319)		9,823

Total Common Stocks
(Cost $2,096,157)		2,334,242

MONEY MARKET MUTUAL FUNDS	3.23%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	77,197	77,197

Total Money Market Mutual Funds
(Cost $77,197)		77,197

Total Investments
(Cost $2,173,354)	100.95%	2,411,439

Liabilities in Excess of Other Assets	(0.95%)	(22,741)

Net Assets	100.00%	$2,388,698

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$2,349,271	98.35%
Israel	19,680	0.82%
United Kingdom	16,798	0.70%
Canada	14,301	0.60%
Bermuda	11,389	0.48%
Total Investments	2,411,439	100.95%
Liabilities in Excess of Other Assets	(22,741)	(0.95%)
Net Assets	$2,388,698	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

 **  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL FRONTIER FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
COMMON STOCKS	95.85%
Consumer Discretionary		21.00%
Diversified Consumer Services		5.55%
Raffles Education Corp. Ltd. (Singapore)**	451,860	$96,206
Slater & Gordon Ltd. (Australia)	1,767,264	2,818,440
		2,914,646

Hotels, Restaurants & Leisure		0.83%
Domino's Pizza Group Ltd. (United Kingdom)	59,400	438,189

Household Durables		0.99%
Maisons France Confort (France)	12,340	517,125

Media		12.07%
CTS Eventim AG (Germany)	41,950	2,147,139
Pico Far East Holdings Ltd. (Hong Kong)	12,844,100	2,549,336
Rightmove PLC (United Kingdom)	142,200	1,638,501
		6,334,976

Specialty Retail		1.56%
Bonjour Holdings Ltd. (Hong Kong)	636,000	123,776
Point Inc. (Japan)	15,250	692,351
		816,127

Total Consumer Discretionary
(Cost $8,930,089)		11,021,063

Consumer Staples		2.17%
Food & Staples Retailing		1.30%
Eurocash S.A. (Poland)	75,400	683,486

Food Products		0.87%
Cranswick PLC (United Kingdom)	35,460	456,772

Total Consumer Staples
(Cost $739,963)		1,140,258

Energy		4.02%
Energy Equipment & Services		4.02%
Prosafe Production PLC (Norway)**	832,020	2,107,938

Total Energy
(Cost $2,596,815)		2,107,938

Financials		12.82%
Capital Markets		4.66%
Azimut Holding S.p.A. (Italy)	89,728	881,945
London Capital Group Holdings PLC (United Kingdom)	803,040	1,561,095
		2,443,040

Diversified Financial Services		4.75%
IG Group Holdings PLC (United Kingdom)	319,050	2,491,936

Thrifts & Mortgage Finance		3.41%
Home Capital Group Inc. (Canada)	41,400	1,790,151

Total Financials
(Cost $5,900,224)		6,725,127

Healthcare		3.13%
Healthcare Equipment & Supplies		2.40%
EPS Co. Ltd. (Japan)	180	459,272
Nakanishi Inc. (Japan)	4,500	498,622
Omega Pharma N.V. (Belgium)	8,100	$301,897
		1,259,791

Healthcare Providers & Services		0.20%
Odontoprev S.A. (Brazil)	9,000	104,149

Pharmaceuticals		0.53%
China Medical System Holdings Ltd. (Cayman Islands)	400,000	280,455

Total Healthcare
(Cost $1,419,949)		1,644,395

Industrials		42.98%
Commercial Services & Supplies		18.18%
Aeon Delight Co. Ltd. (Japan)	131,600	2,462,376
Credit Corp. Group Ltd. (Australia)	1,074,350	3,198,305
Mears Group PLC (United Kingdom)	403,300	1,895,874
Prestige International Inc. (Japan)	1,110	1,981,193
		9,537,748

Construction & Engineering		11.95%
Cardno Ltd. (Australia)*	741,053	3,294,810
Maire Tecnimont S.p.A. (Italy)	160,480	638,275
Morgan Sindall Group PLC (United Kingdom)	223,539	2,335,189
		6,268,274

Machinery		4.12%
Andritz AG (Austria)	20,830	1,462,706
Duro Felguera S.A. (Spain)	33,000	282,520
Metka S.A. (Greece)	38,430	417,023
		2,162,249

Professional Services		2.18%
SAI Global Ltd. (Australia)	271,179	1,145,410

Trading Companies & Distributors		6.55%
Diploma PLC (United Kingdom)	406,850	1,818,292
Indutrade AB (Sweden)	58,600	1,621,414
		3,439,706

Total Industrials
(Cost $16,804,893)		22,553,387

Information Technology		9.73%
IT Services		5.20%
GMO Payment Gateway Inc. (Japan)	240	498,515
Wirecard AG (Germany)	163,656	2,231,044
		2,729,559

Software		4.53%
Simplex Technology Inc. (Japan)	3,923	2,377,860

Total Information Technology
(Cost $3,814,447)		5,107,419

Total Common Stocks
(Cost $40,206,380)		50,299,587

MONEY MARKET MUTUAL FUNDS	3.94%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	2,066,724	2,066,724

Total Money Market Mutual Funds
(Cost $2,066,724)		2,066,724

Total Investments
(Cost $42,273,104)	99.79%	$52,366,311

Other Assets in Excess of Liabilities	0.21%	111,241

Net Assets	100.00%	$52,477,552

Westcore International Frontier Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United Kingdom	$12,635,848	24.07%
Australia	10,456,965	19.93%
Japan	8,970,189	17.09%
Germany	4,378,183	8.34%
Hong Kong	2,673,112	5.10%
Norway	2,107,938	4.02%
United States	2,066,724	3.94%
Canada	1,790,151	3.41%
Sweden	1,621,414	3.09%
Italy	1,520,220	2.90%
Austria	1,462,706	2.79%
Poland	683,486	1.30%
France	517,125	0.99%
Greece	417,023	0.79%
Belgium	301,897	0.58%
Spain	282,520	0.54%
Cayman Islands	280,455	0.53%
Brazil	104,149	0.20%
Singapore	96,206	0.18%
Total Investments	52,366,311	99.79%
Other Assets in Excess of Liabilities	111,241	0.21%
Net Assets	$52,477,552	100.00%

Please note the country classification is based on the company headquarters and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

* All or a portion of the security is pledged as collateral on forward foreign currency contracts as of September 30, 2010.

**  Non-income producing security.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	8,674,144 (AUD)	Sale	12/22/2010	$8,134,266	$8,295,976	$(161,710)
BRL	793,760 (BRL)	Sale	12/22/2010	449,748	460,738	(10,990)
CAD	1,379,840 (CAD)	Sale	12/22/2010	1,337,504	1,338,312	(808)
CHF	1,748,230 (CHF)	Sale	12/22/2010	1,740,208	1,780,618	(40,410)
DKK	3,964,481 (DKK)	Sale	12/22/2010	696,036	724,945	(28,909)
EUR	6,783,205 (EUR)	Sale	12/22/2010	8,867,413	9,241,178	(373,765)
GBP	7,242,032 (GBP)	Sale	12/22/2010	11,262,531	11,369,880	(107,349)
HKD	16,321,223 (HKD)	Sale	12/22/2010	2,103,713	2,104,550	(837)
JPY	956,935,873 (JPY)	Sale	12/22/2010	11,164,484	11,474,420	(309,936)
NOK	12,161,912 (NOK)	Sale	12/22/2010	2,000,558	2,058,741	(58,183)
PLN	1,786,226 (PLN)	Sale	12/22/2010	587,591	610,537	(22,946)
SEK	10,501,460 (SEK)	Sale	12/22/2010	1,500,331	1,554,441	(54,110)
SGD	1,203,177 (SGD)	Sale	12/22/2010	901,756	914,779	(13,023)
					$51,929,115	$(1,182,976)

AUD	4,422,321 (AUD)	Purchase	12/22/2010	$4,151,449	$4,229,521	$78,072
BRL	624,560 (BRL)	Purchase	12/22/2010	358,530	362,526	3,996
CHF	3,611,531 (CHF)	Purchase	12/22/2010	3,595,410	3,678,439	83,029
DKK	8,205,764 (DKK)	Purchase	12/22/2010	1,440,030	1,500,506	60,476
EUR	9,039,585 (EUR)	Purchase	12/22/2010	11,815,670	12,315,183	499,513
GBP	5,776,134 (GBP)	Purchase	12/22/2010	8,984,260	9,068,441	84,181
HKD	10,790,700 (HKD)	Purchase	12/22/2010	1,391,283	1,391,414	131
JPY	1,303,446,353 (JPY)	Purchase	12/22/2010	15,212,305	15,629,355	417,050
NOK	6,269,105 (NOK)	Purchase	12/22/2010	1,032,140	1,061,220	29,080
SEK	11,165,570 (SEK)	Purchase	12/22/2010	1,595,207	1,652,744	57,537
SGD	2,436,958 (SGD)	Purchase	12/22/2010	1,826,897	1,852,825	25,928
					$52,742,174	$1,338,993

See Notes to Quarterly Statements of Investments.

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
CONVERTIBLE PREFERRED STOCKS	1.81%
Utilities & Energy		1.81%
Energy-Non Utility		1.81%
AES Trust III,
6.750%, 10/15/2029	26,100	$1,270,548

Total Utilities & Energy
(Cost $1,140,080)		1,270,548

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,270,548

NONCONVERTIBLE PREFERRED STOCKS	4.60%
Financial		4.60%
Financial Services		0.73%
First Republic Capital Trust II,
Series B, 8.750%(1)	20,000	513,750

Real Estate Investment Trusts (REITs)		3.87%
Diversified		1.48%
Cousins Properties Inc.:
7.500%	17,000	414,800
7.750%	25,000	622,000
		1,036,800

Hotels		0.92%
Hospitality Properties Trust,
Series B, 8.875%	25,000	641,000

Office Property		0.20%
SL Green Realty Corp.,
Series C, 7.625%	5,600	140,280

Warehouse-Industrial		1.27%
CenterPoint Properties Trust,
5.377%(2)(3)	1,500	887,970

Total Financial
(Cost $3,899,468)		3,219,800

Total Nonconvertible Preferred Stocks
(Cost $3,899,468)		3,219,800

	Principal Amount	Market Value
CORPORATE BONDS	83.05%
Financial		15.66%
Financial Services		0.27%
Emigrant Capital Trust II,
3.144%, 4/14/2034(1)(3)	$500,000	191,050

Insurance		2.61%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,827,425

Savings & Loans		1.24%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	865,000

Real Estate Investment Trusts (REITs)		11.54%
Healthcare		3.50%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,449,875

Hotels		3.46%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	$2,325,000	$2,420,906

Shopping Centers		1.29%
Kimco Realty Corp.,
6.875%, 10/1/2019	775,000	903,911
Timber		2.21%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,545,000

Warehouse-Industrial		1.08%
ProLogis,
7.625%, 8/15/2014	700,000	757,389

Total Financial
(Cost $11,226,046)		10,960,556

Industrial		50.49%
Aerospace & Defense		2.20%
L-3 Communications Corp.,
5.875%, 1/15/2015	1,500,000	1,541,250

Airlines		0.28%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	57,073	57,644
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(5)	15,415	15,338
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(5)	11,416	11,102
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	118,504	114,060
		198,144

Autos		2.58%
Dana Corp., Escrow Units,
1/15/2015**(2)(4)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(2)(4)	1,375,000	37,813
8.250%, 10/15/2033**(2)(4)	1,015,000	–
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,144,000	1,229,800
Oshkosh Corp.,
8.250%, 3/1/2017	500,000	540,000
		1,807,613

Building Materials		1.39%
USG Corp.,
9.750%, 8/1/2014(1)	925,000	968,938

Chemicals		0.38%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	263,025

Healthcare		3.47%
DaVita Inc.,
6.625%, 3/15/2013	767,000	783,299
HCA Inc.,
7.875%, 2/15/2020	1,500,000	1,648,125
		2,431,424

Leisure		10.74%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(1)(4)	$3,000,000	$15,450
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	270,060
10.000%, 12/15/2018	1,028,000	826,255
Las Vegas Sands Corp.,
6.375%, 2/15/2015	2,400,000	2,433,000
MGM Mirage Resort Inc.,
10.375%, 5/15/2014	250,000	279,375
Premier Ent. Biloxi,
0.000%, 2/1/2012**(2)(4)	250,000	–
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,000,000	1,057,500
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	99,000
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	1,295,000	1,411,550
Station Casinos Inc.,
6.875%, 3/1/2016**(4)	1,950,000	3,120
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(2)	84,104	91,039
Vail Resorts Inc.,
6.750%, 2/15/2014	1,000,000	1,026,250
		7,512,599

Metals & Mining		6.91%
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,594,602
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	1,000,000	1,117,664
Novelis Inc. (Canada),
7.250%, 2/15/2015	225,000	230,062
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	1,500,000	1,891,766
		4,834,094

Other Industrial		3.32%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,325,125

Packaging & Containers		3.81%
Ball Corp.,
6.625%, 3/15/2018	1,500,000	1,582,500
Crown Americas LLC / Crown Americas Capital Corp. II,
7.625%, 5/17/2015	1,000,000	1,080,000
		2,662,500

Paper & Forestry		1.20%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(1)	850,000	839,375

Pharmaceuticals		0.68%
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(1)(2)	606,025	478,759

Retail		5.70%
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,570,400
Ltd. Brands Inc.,
7.000%, 5/1/2020	750,000	813,750
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	1,500,000	1,605,000
Winn-Dixie Stores Inc.,
Escrow Units**(2)(4)	2,150,000	-
		3,989,150

Technology		1.15%
Fidelity National Information Services Inc.,
7.625%, 7/15/2017(1)	750,000	804,375

Telecom & Related		2.79%
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(1)(2)	$1,956,080	$1,949,664

Transportation		3.89%
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,110,534	1,177,166
Kansas City Southern Railway,
13.000%, 12/15/2013	1,273,000	1,548,286
		2,725,452

Total Industrial
(Cost $40,122,229)		35,331,487

Utilities & Energy		16.90%
Energy-Non Utility		15.79%
Forest Oil Corp.,
7.250%, 6/15/2019	2,450,000	2,517,375
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	1,148,000
Pride International Inc.,
6.875%, 8/15/2020	350,000	382,812
Range Resources Corp.,
7.500%, 10/1/2017	1,575,000	1,685,250
Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,713,850
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	470,867
7.000%, 3/15/2027	1,850,000	2,022,424
Valero Energy Corp.,
6.125%, 6/15/2017	1,000,000	1,107,501
		11,048,079

Utilities		1.11%
Calpine Corp Escrow,
8.750%, 7/15/2013(2)	200,000	–
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(1)	100,000	111,373
WPD Holdings Inc. (United Kingdom),
7.250%, 12/15/2017(1)	600,000	667,500
		778,873

Total Utilities & Energy
(Cost $10,870,934)		11,826,952

Total Corporate Bonds
(Cost $62,219,209)		58,118,995

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES, & AGENCY MORTGAGE BACKED SECURITIES	7.83%
Asset-Backed Securities		4.27%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	1,850,000	1,911,272
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	72,328	70,985
Series 1997-C, Class 2B3, 1.408%, 8/7/2027(3)	1,250,086	1,007,166
Total Asset-Backed Securities
(Cost $2,817,573)		2,989,423

Collateralized Debt Obligations		0.58%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.206%, 2/24/2014(1)(2)(3)(5)	$500,000	$10,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%, 8/28/2012**(1)(2)(3)(5)(6)	200,000	10,000
Crest Ltd. Series 2003-2A (Cayman Islands):
Class PS, 6.000%, 12/28/2013(1)(2)(5)(6)	413,450	24,807
Class E1, 5.139%, 12/28/2013(1)(2)(3)(5)	250,000	23,750
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 5.500%, 12/28/2013(1)(2)(5)(6)	1,064,633	63,878
Class H2, 7.334%, 10/28/2014(1)(2)(5)	305,501	19,858
Exeter Street Solar, , Class E1, 4.039%, 10/28/2014(1)(2)(3)(5)	418,853	41,885
Fairfield Street Solar, Class F, 5.164%, 12/28/2014(1)(2)(3)(5)	1,087,500	65,250
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(1)(5)(6)	100,000	50
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(2)(5)	500,000	125,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(1)(5)(6)	100,000	50
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(1)(5)(6)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(1)(5)(6)	150,000	45
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(1)(5)(6)	750,000	225
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(1)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(1)(2)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(1)(2)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015**(1)(2)(5)(6)	750,000	75
TIAA Real Estate (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(1)(2)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1A, Class PS, 0.000%, 12/15/2013**(1)(2)(5)(6)	250,000	2,500
Total Collateralized Debt Obligations
(Cost $8,828,882)		404,423

Commercial Mortgage-Backed Securities		2.98%
Crown Castle Towers LLC,
6.113%, 1/15/2020(1)	$925,000	$1,023,569
GTP Towers Issuer LLC,
8.112%, 2/15/2015(1)	1,000,000	1,064,007
Total Commercial Mortgage-Backed Securities
(Cost $1,925,000)		2,087,576

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $13,571,455)		5,481,422

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	1.28%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	893,748	893,748

Total Money Market Mutual Funds
(Cost $893,748)		893,748

Total Investments
(Cost $81,723,960)	98.57%	68,984,513

Other Assets in Excess of Liabilities	1.43%	998,172

Net Assets	100.00%	$69,982,685

Westcore Flexible Income Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$63,893,887	91.30%
Canada	2,961,203	4.23%
Liberia	1,057,500	1.51%
United Kingdom	667,500	0.95%
Cayman Islands	404,423	0.58%
Total Investments	68,984,513	98.57%
Other Assets in Excess of Liabilities	998,172	1.43%
Net Assets	$69,982,685	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.

(1) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of September 30, 2010, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 7.84% of the Fund's net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Anthracite Ltd., Series 2004-1A, Class G	3.206%	2/24/14	3/16/04	$ 500,000	$ 10,000	0.02%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	162,348	10,000	0.02%
Crest Ltd., Series 2003-2A:
Class E1	5.139%	12/28/13	11/25/03	250,000	23,750	0.03%
Class PS	6.000%	12/28/13	11/25/03	307,183	24,807	0.04%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04 - 9/29/10	291,598	19,858	0.03%
Class PS	5.500%	12/28/13	10/22/04	503,911	63,878	0.09%
Exeter Street Solar, Class E1	4.039%	10/28/14	4/08/04	418,853	41,885	0.06%
Fairfield Street Solar, Class F	5.164%	12/28/14	11/24/04	1,087,500	65,250	0.09%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	925,000	1,023,569	1.46%
Emigrant Capital Trust II	3.144%	4/14/34	8/11/04	497,632	191,050	0.27%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	606,025	478,759	0.69%
Fidelity National Information Services Inc.	7.625%	7/15/17	7/8/10	750,000	804,375	1.15%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	513,750	0.74%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,727,510	15,450	0.02%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	1,000,000	1,064,007	1.52%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,966	111,373	0.16%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	100,000	50	0.00%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,934	125,000	0.18%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	100,000	50	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	150,000	45	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	761,756	225	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	487,945	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A	-%	2/6/14	12/22/04	600,000	60	0.00%
Soloso Bank Pref 2005	-%	10/15/15	8/3/05	744,858	75	0.00%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.02%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	84,104	91,039	0.13%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	243,995	2,500	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	1,725,812	1,949,664	2.79%
USG Corp.	9.750%	8/1/14	7/30/09	910,657	968,938	1.38%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	695,858	839,375	1.20%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 6/21/04	577,141	667,500	0.95%
				$ 19,958,586	$ 9,123,272	13.04%

(2) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2010 these securities represented 5.50% of the Fund's net assets.
(3) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(4) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(5) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

See Notes to Quarterly Statements of Investments.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS	0.27%
Financial		0.21%
Financial Services		0.06%
First Tennessee Bank,
3.750%(1)(2)	1,500	$976,406

Real Estate Investment Trusts (REITs)		0.15%
Apartments		0.01%
Cousins Properties Inc.,
7.500%	10,300	251,320

Warehouse-Industrial		0.14%
CenterPoint Properties Trust,
5.377%(1)(3)	3,900	2,308,722

Total Financial
(Cost $5,591,578)		3,536,448

Utilities & Energy		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	937,357

Total Utilities & Energy
(Cost $940,000)		937,357

Total Nonconvertible Preferred Stocks
(Cost $6,531,578)		4,473,805

	Principal Amount	Market Value
CORPORATE BONDS	50.53%
Financial		13.28%
Financial Services		5.23%
BB&T Corp.:
3.375%, 9/25/2013	$8,625,000	9,060,769
6.850%, 4/30/2019	4,150,000	5,054,194
The Charles Schwab Corp.,
4.450%, 7/22/2020	2,850,000	2,984,762
City National Corp.,
5.250%, 9/15/2020	16,475,000	16,830,531
Emigrant Capital Trust II,
3.144%, 4/14/2034(1)(2)	850,000	324,784
FIA Card Services NA,
6.625%, 6/15/2012	10,452,000	11,139,794
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	24,341
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	6,036,805
Manufacturers & Traders Trust Co.,
1.790%, 4/1/2013(1)	526,000	520,615
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,747,961
Union Bank of California,
5.950%, 5/11/2016	3,000,000	3,303,861
Wachovia Corp.,
5.750%, 2/1/2018	14,000,000	15,978,326
		87,006,743

Insurance		0.88%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,633,425
Fund American Companies Inc.,
5.875%, 5/15/2013	4,375,000	4,598,436
MetLife Inc.,
4.750%, 2/8/2021	2,925,000	3,109,512
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	1,041,415	1,075,060
Zurich Reinsurance,
7.125%, 10/15/2023	$200,000	$214,991
		14,631,424

Savings & Loans		0.31%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	3,070,750
2.969%, 6/16/2010**(4)	5,000,000	2,162,500
		5,233,250

Real Estate Investment Trusts (REITs)		6.86%
Diversified		1.27%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,069,785
Vornado Realty LP,
4.750%, 12/1/2010	2,101,000	2,110,200
Washington REIT:
5.250%, 1/15/2014	3,850,000	4,140,013
4.950%, 10/1/2020	13,825,000	13,895,272
		21,215,270

Healthcare		0.38%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	389,417
5.125%, 4/1/2014	3,125,000	3,311,809
Nationwide Health,
6.000%, 5/20/2015	2,000,000	2,232,386
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	344,500
		6,278,112

Hotels		0.19%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	3,201,844

Office Property		0.02%
Boston Properties LP,
5.000%, 6/1/2015	375,000	411,360

Regional Malls		1.80%
Simon Property Group:
5.250%, 12/1/2016	8,950,000	10,022,380
7.375%, 6/15/2018	2,868,000	3,398,904
WEA Finance LLC / WT Finance Property Ltd. (Australia),
7.500%, 6/2/2014(2)	8,420,000	9,810,462
WEA Finance LLC/ WCI Finance (Australia),
5.700%, 10/1/2016(2)	6,000,000	6,716,190
		29,947,936

Shopping Centers		1.19%
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,914,732
5.783%, 3/15/2016	2,000,000	2,208,334
6.875%, 10/1/2019	11,160,000	13,016,321
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,099,526
6.640%, 7/15/2026	545,000	535,598
		19,774,511

Timber		1.15%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,656,548
Potlatch Corp.,
7.500%, 11/1/2019	15,996,000	16,475,880
		19,132,428

Warehouse-Industrial		0.86%
Prologis Trust:
7.625%, 8/15/2014	11,405,000	12,340,028
7.810%, 2/1/2015	800,000	833,190
7.625%, 7/1/2017	$1,100,000	$1,122,176
		14,295,394

Total Financial
(Cost $214,569,923)		221,128,272

Industrial		25.33%
Aerospace & Defense		0.51%
L-3 Communications Corp.:
5.875%, 1/15/2015	4,715,000	4,844,662
5.200%, 10/15/2019	3,400,000	3,681,391
		8,526,053

Airlines		0.11%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022	1,725,632	1,846,427

Autos		1.03%
American Honda Finance Corp.,
5.125%, 12/15/2010(2)	3,600,000	3,631,680
BMW US Capital Inc.,
5.730%, 11/1/2015(2)(3)	12,000,000	13,440,000
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	27,500
		17,099,180

Cable & Media		1.51%
CBS Corp.:
8.200%, 5/15/2014	10,235,000	12,204,941
8.875%, 5/15/2019	2,800,000	3,655,786
Comcast Cable Comm. Holdings,
8.375%, 3/15/2013	1,085,000	1,260,799
Cox Communications Inc.,
7.250%, 11/15/2015	3,000,000	3,604,977
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,296,157
The Walt Disney Co.,
4.700%, 12/1/2012	1,000,000	1,084,093
		25,106,753

Chemicals		0.96%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	355,322
Potash Corp. of Saskatchewan Inc. (Canada):
6.500%, 5/15/2019	7,625,000	8,926,557
4.875%, 3/30/2020	5,700,000	6,070,084
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	735,727
		16,087,690

Food & Beverages		4.92%
Anheuser-Busch Companies Inc.:
5.050%, 10/15/2016	8,030,000	9,079,047
5.500%, 1/15/2018	4,900,000	5,569,958
Anheuser-Busch InBev Worldwide Inc.,
7.750%, 1/15/2019	6,350,000	8,250,542
The Coca-Cola Co.,
5.350%, 11/15/2017	14,100,000	16,623,844
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	11,187,864
Kraft Foods Inc.:
4.125%, 2/9/2016	3,265,000	3,537,709
5.375%, 2/10/2020	11,125,000	12,450,332
PepsiCo Inc.,
5.000%, 6/1/2018	13,190,000	15,215,786
		81,915,082

Healthcare		1.50%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	1,175,000	1,175,881
HCA Inc.,
7.875%, 2/15/2020	$11,475,000	$12,608,156
Medco Health Solutions Inc.,
6.125%, 3/15/2013	10,075,000	11,147,988
		24,932,025

Leisure		0.91%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(2)(4)	8,220,000	42,333
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	749,899
10.000%, 12/15/2018	2,846,000	2,287,472
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,297,500
Starwood Hotels & Resorts Worldwide Inc.:
6.250%, 2/15/2013	5,250,000	5,610,937
6.750%, 5/15/2018	4,395,000	4,746,600
Station Casinos Inc.,
6.875%, 3/1/2016**(4)	2,900,000	4,640
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(3)	357,441	386,916
		15,126,297

Metals & Mining		2.48%
BHP Billiton Finance USA Ltd. (Australia),
5.500%, 4/1/2014	10,600,000	11,940,964
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	11,025,000	12,322,246
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	341,005	313,456
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	13,250,000	16,710,595
		41,287,261

Other Industrial		1.04%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,735,875
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,190,961
Science Applications:
6.250%, 7/1/2012	2,700,000	2,934,355
5.500%, 7/1/2033	1,225,000	1,231,219
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,187,542
		17,279,952

Packaging & Containers		1.10%
Ball Corp.,
6.625%, 3/15/2018	10,358,000	10,927,690
Crown Americas LLC / Crown Americas Capital Corp.,
7.750%, 11/15/2015	4,375,000	4,577,344
Crown Americas LLC / Crown Americas Capital Corp. II,
7.625%, 5/17/2015	2,550,000	2,754,000
		18,259,034

Paper & Forestry		0.52%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	8,825,000	8,714,687

Pharmaceuticals		2.10%
Abbott Laboratories,
4.125%, 5/27/2020	10,275,000	11,205,042
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	11,371,120
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(2)(3)	606,025	478,759
GlaxoSmithKline Capital Inc.,
4.850%, 5/15/2013	10,775,000	11,860,678
		34,915,599

Retail		1.87%
Amerigas Partners,
7.250%, 5/20/2015	$1,250,000	$1,300,000
Costco Wholesale Corp.,
5.500%, 3/15/2017	2,800,000	3,331,611
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	11,648,000	12,463,360
Tesco PLC (United Kingdom),
5.500%, 11/15/2017(2)	5,000,000	5,745,250
Wal-Mart Stores Inc.:
5.800%, 2/15/2018	1,425,000	1,716,897
7.550%, 2/15/2030	4,825,000	6,548,881
		31,105,999

Technology		1.45%
Dell Inc.,
3.375%, 6/15/2012	1,200,000	1,249,976
International Business Machines Corp.,
7.625%, 10/15/2018	6,250,000	8,317,025
Oracle Corp.,
3.750%, 7/8/2014	13,345,000	14,561,424
		24,128,425

Telecom & Related		1.52%
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,844,746
AT&T Inc.:
6.700%, 11/15/2013	9,590,000	11,112,777
2.500%, 8/15/2015	5,100,000	5,204,417
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(2)(3)	4,998,871	4,982,475
Verizon Global,
4.375%, 6/1/2013	125,000	135,546
		25,279,961

Transportation		1.80%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	13,392,384
4.575%, 1/15/2021	1,240,821	1,351,366
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,776,199
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(5)	643,299	680,289
Kansas City Southern Railway,
13.000%, 12/15/2013	6,950,000	8,452,937
Union Pacific Corp.,
5.750%, 11/15/2017	3,800,000	4,388,677
		30,041,852

Total Industrial
(Cost $402,904,895)		421,652,277

Utilities & Energy		11.92%
Energy-Non Utility		6.61%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	5,605,012
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	16,080,000	16,653,718
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,246,738
Devon Energy Corp.,
5.625%, 1/15/2014	12,430,000	13,975,869
Forest Oil Corp.,
7.250%, 6/15/2019	9,825,000	10,095,188
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	4,919,998
Northern Border Partners LP,
7.100%, 3/15/2011	1,000,000	1,025,411
Northern Natural Gas Co.,
5.375%, 10/31/2012(2)	350,000	376,243
Pride International Inc.,
6.875%, 8/15/2020	2,375,000	2,597,656
Southwestern Energy Co.,
7.500%, 2/1/2018	$10,520,000	$11,940,200
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	81,990
7.000%, 10/15/2028	9,775,000	10,732,530
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,701,708
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	3,516,316
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	8,485,000	9,091,974
XTO Energy Inc.,
4.625%, 6/15/2013	10,400,000	11,433,292
		109,993,843

Utilities		5.31%
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,764,981
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,878,089
5.650%, 4/15/2020	1,440,000	1,677,057
Duke Energy Carolinas LLC:
5.300%, 10/1/2015	10,150,000	11,824,598
Series C, 7.000%, 11/15/2018	4,285,000	5,477,331
FPL Group Capital Inc.:
2.600%, 9/1/2015	3,200,000	3,228,672
6.350%, 10/1/2066(1)	3,900,000	3,709,508
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	945,850
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	445,491
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	217,111
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,792,766
Series R, 6.750%, 7/1/2037	2,850,000	3,476,798
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,586,727
Pacific Gas & Electric,
4.800%, 3/1/2014	700,000	771,374
PacifiCorp,
6.900%, 11/15/2011	2,107,000	2,246,597
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,575,389
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,420,002
Southern California Edison Co.,
4.500%, 9/1/2040	1,575,000	1,545,719
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	239,392	262,696
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	211,059	223,272
Virginia Electric and Power Co.,
3.450%, 9/1/2022	1,750,000	1,754,379
Westar Energy Inc.,
5.100%, 7/15/2020	3,265,000	3,624,532
WPD Holdings (United Kingdom),
7.250%, 12/15/2017(2)	875,000	973,438
		88,422,377

Total Utilities & Energy
(Cost $181,256,950)		198,416,220

Total Corporate Bonds
(Cost $798,731,768)		841,196,769

MUNICIPAL BONDS	1.01%
Washington		1.01%
Washington State Build America Bonds,
5.090%, 8/1/2033	$15,900,000	$16,874,352

Total Municipal Bonds
(Cost $15,900,000)		16,874,352

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES, & AGENCY MORTGAGE BACKED SECURITIES	29.76%
Asset-Backed Securities		4.05%
CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	3,300,000	3,343,920
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,240,750
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	4,280,925	4,696,466
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(5)	74,915	76,738
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(5)	1,000,000	1,039,072
Series 2009-3, Class A3, 1.740%, 9/16/2013	10,225,000	10,309,387
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	3,615,920
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	5,025,000	5,154,911
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	14,651,000	15,421,057
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011(5)	1,566,103	1,572,682
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	222,609	228,648
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.670%, 1/15/2014	4,125,000	4,182,936
USAA Auto Owner Trust,
Series 2009-2, Class A4, 2.530%, 6/17/2013(5)	7,075,000	7,335,487
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B, Class 2B3, 1.908%, 7/7/2013(1)	2,664,040	2,187,227
Series 2002-B, Class B1, 5.850%, 4/7/2018	106,081	104,111
Series 1997-C, Class 2B3, 1.408%, 8/7/2027(1)	2,391,415	1,926,708
Total Asset-Backed Securities
(Cost $64,906,484)		67,436,020

Collateralized Debt Obligations		0.03%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.206%, 2/24/2014(1)(2)(3)(5)	$500,000	$10,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.100%, 8/28/2012**(2)(3)(5)(6)	800,000	40,000
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(2)(3)(5)(6)	620,174	37,210
Crest Ltd. Series 2004-1A (Cayman Islands),
Class H2, 7.334%, 10/28/2014(2)(3)(5)	763,751	49,644
Fairfield Street Solar (Cayman Islands),
Class F, 5.164%, 12/28/2014(1)(2)(3)(5)	1,000,000	60,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(5)(6)	150,000	75
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	600,000	150,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(2)(5)(6)	250,000	125
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(5)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 1.892%, 9/24/2033(1)(2)(3)	500,000	83,750
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(5)(6)	350,000	105
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(5)(6)	500,000	150
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014**(2)(5)(6)	500,000	150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014**(2)(3)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands):
Series 2005-1, 0.000%, 3/15/2015**(2)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, 0.000%, 2/6/2014**(2)(3)(5)(6)	800,000	80
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015**(2)(3)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(3)(5)(6)	250,000	16,750
Tricadia (Cayman Islands),
Series 2003-1, Class PS, 0.000%, 12/15/2013**(2)(3)(5)(6)	$250,000	$2,500
Total Collateralized Debt Obligations
(Cost $10,288,608)		450,874

Commercial Mortgage-Backed Securities		2.25%
Crown Castle Towers LLC:
5.495%, 1/15/2017(2)(5)	4,500,000	4,909,595
6.113%, 1/15/2020(2)(5)	8,975,000	9,931,385
4.883%, 8/15/2020(2)(5)	5,900,000	6,106,488
GTP Towers Issuer LLC,
8.112%, 2/15/2015(2)(5)	15,000,000	15,960,105
SBA Tower Trust,
4.254%, 4/15/2015(2)(5)	550,000	585,619

Total Commercial Mortgage-Backed Securities
(Cost $34,925,000)		37,493,192

Residential Mortgage-Backed Securities		0.18%
Banc of America Funding Corp.:
Class 2A4, 5.500%, 8/1/2035	992,841	686,794
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	495,981	337,055
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	307,102	281,737
Series 2005-8, Class A14, 5.500%, 9/25/2035	994,034	782,615
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	600,905
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.921%, 10/25/2033(1)	115,642	119,244
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(1)(5)	158,170	154,216
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 2.820%, 4/25/2034(1)	98,076	96,952
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.630%, 4/25/2033(1)	43,847	23,309
Total Residential Mortgage-Backed Securities
(Cost $4,026,302)		3,082,827

Agency Mortgage-Backed Securities		23.25%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	130,854	140,945
Pool #781804, 5.054%, 7/1/2034(1)	1,423,403	1,511,439
Pool #781811, 5.131%, 7/1/2034(1)	658,825	700,045
Pool #781958, 5.077%, 9/1/2034(1)	1,700,680	1,808,435
Gold Pool #G08061, 5.500%, 6/1/2035	934,190	997,465
Gold Pool #G08079, 5.000%, 9/1/2035	15,593,729	16,486,423
Gold Pool #G01960, 5.000%, 12/1/2035	$4,940,751	$5,223,594
Gold Pool #A41748, 5.000%, 1/1/2036	6,223,493	6,579,769
Gold Pool #A42128, 5.500%, 1/1/2036	7,362,700	7,861,391
Gold Pool #G02064, 5.000%, 2/1/2036	7,576,815	8,010,565
Gold Pool #G05200, 5.000%, 5/1/2036	20,080,702	21,230,262
Gold Pool #G02252, 5.500%, 7/1/2036	18,454,614	19,635,377
Gold Pool #G02386, 6.000%, 11/1/2036	13,054,654	14,077,578
Pool #1G1317, 5.965%, 11/1/2036(1)	10,489,161	11,292,222
Gold Pool #G03189, 6.500%, 9/1/2037	20,713,571	22,607,475
FNMA:
Pool #995749, 4.000%, 5/25/2024	27,713,648	28,974,979
Pool #932361, 4.000%, 1/1/2025	26,976,437	28,204,215
Pool #AC8938, 4.500%, 1/1/2025	28,015,355	29,503,054
Pool #AD4268, 4.500%, 3/1/2025	16,768,312	17,650,896
Pool #779610, 4.952%, 6/1/2034(1)	279,397	295,769
Pool #725705, 5.000%, 8/1/2034	2,129,169	2,253,825
Pool #809893, 5.059%, 3/1/2035(1)	909,940	960,610
Pool #809894, 4.798%, 3/1/2035(1)	1,152,956	1,206,232
Pool #255706, 5.500%, 5/1/2035	11,136,847	11,911,872
Pool #735897, 5.500%, 10/1/2035	6,212,868	6,645,228
Pool #836496, 5.000%, 10/1/2035	9,478,151	10,023,704
Pool #850582, 5.500%, 1/1/2036	3,161,304	3,381,302
Pool #845471, 5.000%, 5/1/2036	1,171,722	1,229,096
Pool #888016, 5.500%, 5/1/2036	12,387,481	13,249,538
Pool #190377, 5.000%, 11/1/2036	11,974,794	12,664,052
Pool #256526, 6.000%, 12/1/2036	14,898,731	15,975,358
Pool #888405, 5.000%, 12/1/2036	2,816,753	2,978,882
Pool #907772, 6.000%, 12/1/2036	5,924,878	6,353,027
Pool #910881, 5.000%, 2/1/2037	10,432,758	10,943,609
Pool #889108, 6.000%, 2/1/2038	12,470,738	13,424,525
Pool #257161, 5.500%, 4/1/2038	27,623,646	29,393,383
GNMA,
Pool #550656, 5.000%, 9/15/2035	1,498,369	1,603,965
Total Agency Mortgage-Backed Securities
(Cost $367,928,006)		386,990,106

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $482,074,400)		495,453,019

U.S. GOVERNMENT & AGENCY OBLIGATIONS	4.43%
FDIC Guaranteed: The Goldman Sachs Group Inc.,
3.250%, 6/15/2012	$3,090,000	$3,231,976
FHLMC,
4.750%, 11/17/2015	60,825,000	70,421,360
FNMA,
8.200%, 3/10/2016	55,000	72,728
		73,726,064
Total U.S. Government & Agency Obligations
(Cost $66,057,310)		73,726,064

U.S. TREASURY BONDS & NOTES	11.71%
4.500%, 2/28/2011	26,000,000	26,468,208
1.375%, 4/15/2012	13,000,000	13,209,222
2.625%, 7/31/2014	37,750,000	40,197,861
3.625%, 8/15/2019	27,625,000	30,387,500
6.000%, 2/15/2026	13,000,000	17,560,153
5.500%, 8/15/2028	14,000,000	18,162,816
4.375%, 2/15/2038	13,500,000	15,214,919
4.375%, 11/15/2039	30,000,000	33,651,570
		194,852,249
Total U.S. Treasury Bonds & Notes
(Cost $182,673,041)		194,852,249

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	1.91%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.063%)	31,780,795	31,780,795

Total Money Market Mutual Funds
(Cost $31,780,795)		31,780,795

Total Investments
(Cost $1,583,748,892)	99.62%	1,658,357,053

Other Assets in Excess of Liabilities	0.38%	6,329,995

Net Assets	100.00%	$1,664,687,048

Westcore Plus Bond Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$1,544,188,515	92.76%
Canada	40,421,923	2.43%
Australia	28,467,616	1.71%
United Kingdom	23,372,406	1.40%
Netherlands	12,363,745	0.74%
Switzerland	9,091,974	0.55%
Cayman Islands	450,874	0.03%
Total Investments	1,658,357,053	99.62%
Other Assets in Excess of Liabilities	6,329,995	0.38%
Net Assets	$1,664,687,048	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**Non-income producing security.
(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of September 30, 2010, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 5.35% of the Fund's net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	$ 3,599,736	$ 3,631,680	0.22%
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	7/29/10	7,886,759	8,250,542	0.50%
Anthracite Ltd., Series 2004-1A, Class G	3.206%	2/24/14	3/16/04	500,000	10,000	0.00%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	13,440,000	0.81%
Crest Ltd., Series 2003-1A, Class PS	5.100%	8/28/12	4/22/03	650,670	40,000	0.00%
Crest Ltd., Series 2003-2A, Class PS	6.000%	12/28/13	11/25/03	460,772	37,210	0.00%
Crest Ltd. Series 2004-1A, Class H2	7.334%	10/28/14	10/22/04 - 9/29/10	728,996	49,644	0.00%
Fairfield Street Solar, Class F	5.164%	12/28/14	11/24/04	1,000,000	60,000	0.00%
Crown Castle Towers LLC	5.495%	1/15/17	1/8/10	4,500,000	4,909,595	0.29%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	8,975,000	9,931,385	0.60%
Crown Castle Towers LLC	4.883%	8/15/20	7/29/10	5,900,000	6,106,488	0.37%
Emigrant Capital Trust II	3.144%	4/14/34	8/11/04	845,973	324,784	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	606,025	478,759	0.03%
First Tennessee Bank	3.750%	-	3/16/05	1,500,000	976,406	0.06%
FMR Corp.	7.490%	6/1519	3/6/07	5,707,364	6,036,805	0.36%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07 - 11/8/07	7,509,570	42,333	0.00%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	15,000,000	15,960,105	0.96%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,293	445,491	0.03%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	150,000	75	0.00%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	222,606	228,648	0.01%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,858	376,243	0.02%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,721	150,000	0.01%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	250,000	125	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	1.892%	9/24/33	6/2/05	502,770	83,750	0.01%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	350,000	105	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	505,879	150	0.00%
Preferred Term Securities XIII Ltd.	-%	3/24/14	3/9/04	500,000	150	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	487,949	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A	-%	2/6/14	12/22/04	800,000	80	0.00%
SBA Towers Trust	4.254%	11/15/36	4/8/10	550,000	585,619	0.04%
Soloso Bank Pref	-%	10/15/15	8/3/05	744,853	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	342,053	313,456	0.02%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 11/9/05	241,639	262,696	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	210,939	223,272	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,983,875	5,745,250	0.35%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	16,750	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	357,441	386,916	0.02%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	243,997	2,500	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	4,410,409	4,982,475	0.30%
WEA Finance LLC / WT Finance Aust Property Ltd.	7.500%	6/2/14	5/26/09	8,353,925	9,810,462	0.59%
WEA Finance LLC / WCI Finance	5.700%	10/1/16	9/21/06	5,990,897	6,716,190	0.40%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 8/3/09	7,931,782	8,714,687	0.52%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	858,683	973,438	0.06%
				$119,524,434	$110,304,599	6.63%

(3) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2010 these securities represented 1.33% of the Fund's net assets.
(4) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(5) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

See Notes to Quarterly Statements of Investments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2010 (Unaudited)

	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		14.74%
Adams 12 Five Star Schools, Certificate of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	$600,000	$623,640
Adams County, Certificate of Participation,
5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	1,314,216
Auraria Higher Education Center, Certificate of Participation,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	499,000	562,952
City of Aurora, Certificates of Participation:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,104,220
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	675,000	726,826
City of Thornton, Certificate of Participation,
4.000%, 12/1/2022, AMBAC	250,000	255,800
Colorado State Higher Education, Cons. Lease Pur., Certificates of Participation:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,122,110
5.000%, 11/1/2025	1,000,000	1,140,410
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, NATL-RE	700,000	767,130
Denver City & County, Certificate of Participation, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	705,300
Douglas & Elbert Counties School District No. Re-1, Certificate of Participation,
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,094,150
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	569,195
El Paso County, Certificates of Participation, Detention Facility Project:
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	500,000	527,805
5.375%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	1,000,000	1,052,820
Fort Collins, Certificates of Participation:
5.000%, 6/1/2012	1,000,000	1,071,330
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,080,170
Garfield County Public Library District, Certificate of Participation,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	$675,000	$714,076
Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	510,000	541,860
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	572,620
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	647,751
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,086,260
5.000%, 11/1/2024, Prerefunded 11/1/2013 @ 100.00	1,000,000	1,133,410
University of Colorado, Certificate of Participation,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	166,478

Total Certificates of Participation
(Cost $17,675,978)		18,580,529

GENERAL OBLIGATION BONDS		32.57%
County-City-Special District-School District		32.57%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	313,204
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,505,762
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,285,086
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	527,375
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,135,740
Arapahoe County School District No. 6 Littleton,
5.250%, 12/1/2021, Optional 12/1/2012 @ 100.00, NATL-RE FGIC	500,000	550,740
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NATL-RE FGIC	750,000	774,465
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	128,997
Boulder Valley School District No Re-2:
4.500%, 12/1/2025, Optional 6/1/2019 @ 100.00	$775,000	$851,849
5.000%, 12/1/2034, Optional 6/1/2019 @ 100.00	1,325,000	1,449,470
Cherry Creek North Business Improvement District No. 1,
5.000%, 12/1/2028, Optional 12/1/2019 @ 100.00	875,000	940,791
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	262,520
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	853,860
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	626,515
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, AGM	125,000	133,608
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,202,180
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	1,500,000	1,750,560
Denver West Metropolitan District,
4.050%, 12/1/2013	500,000	518,580
Douglas & Elbert Counties School District Re-1:
zero coupon, 12/15/2015	2,000,000	1,775,080
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	528,865
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, NATL-RE	1,000,000	1,057,730
5.000%, 12/15/2023, Optional 12/15/2017 @ 100.00	1,250,000	1,413,237
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	2,742,200
Eagle-Vail Metropolitan District,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	400,000	434,868
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	1,000,000	1,083,100
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, NATL-RE	250,000	251,807
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, NATL-RE	250,000	261,900
El Paso County School District No. 20,
zero coupon, 12/15/2013, AGM	500,000	475,635
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	$115,000	$115,903
Garfield County, Garfield School District Re-2:
4.000%, 12/1/2025, Optional 12/1/2020 @ 100.00	700,000	750,092
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,079,560
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	273,053
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, AGM	500,000	548,210
Gunnison Watershed School District No. Re 1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,163,240
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00, AGM	1,200,000	1,339,320
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,854,345
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, AGM	1,000,000	1,167,030
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	564,350
La Plata County School District 9-R:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	137,143
5.125%, 11/1/2023, Optional 11/1/2013 @ 100.00, NATL-RE	100,000	107,530
Larimer County, Poudre School District R-1,
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	1,000,000	1,011,170
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	257,465
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	525,000	588,158
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, NATL-RE	300,000	334,314
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,108,910
Moffat County School District No. Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,167,567
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	340,000	342,669
Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	$150,000	$157,946
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	264,539
Pueblo County School District 60,
5.000%, 12/15/2022	500,000	603,750
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, NATL-RE	165,000	171,258
Rio Blanco County School District No. Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	665,706
Summit County, Summit County School District Re-1,
5.000%, 12/1/2023, Optional 12/1/2014, NATL-RE-FGIC	200,000	216,976
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, AGM	200,000	233,856

Total General Obligation Bonds
(Cost $38,636,942)		41,059,784

REVENUE BONDS		48.27%
Airports		1.76%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,119,740
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,094,620
		2,214,360

General		4.03%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,124,200
Boulder County Open Space Capital Improvement Tr Fd, Series A,
5.000%, 1/1/2024, Optional 1/1/2015 @ 100.00, AGM	1,645,000	1,772,932
Regional Transportation District, Colorado Sales Tax Revenue, Series A:
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	500,000	549,880
4.375%, 11/1/2031, Optional 11/1/2016 @ 100.00, AMBAC	1,000,000	1,026,530
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	611,085
		5,084,627

Higher Education		8.16%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	$500,000	$518,845
Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2025, Optional 9/1/2020 @ 100.00	1,105,000	1,222,229
Pikes Peak College,
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	150,000	153,894
Regis University,
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	200,000	202,570
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	558,830
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	330,336
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	88,598
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	462,622
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, NATL-RE	500,000	558,005
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	593,600
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	660,000	699,032
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, NATL-RE	500,000	521,675
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Optional 11/15/2017 @ 100.00	250,000	316,135
University of Colorado Enterprise Systems Revenue, Series A:
5.100%, 6/1/2016, Prerefunded 6/1/2011 @ 100.00	150,000	154,690
5.375%, 6/1/2026, Prerefunded 6/1/2011 @ 100.00	325,000	335,748
University of Colorado Enterprise Systems Revenue, Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	167,108
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, NATL-RE	$750,000	$815,032
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	509,805
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00, AMBAC	250,000	252,870
Western State College,
5.000%, 5/15/2034, Optional 5/15/2019 @ 100.00	500,000	525,310
Western State College, Series A,
5.000%, 5/15/2024, Optional 5/15/2020 @ 100.00	1,160,000	1,302,947
		10,289,881

Medical		13.25%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	600,918
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,100,360
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	416,643
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,049,440
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.250%, 9/1/2021, Prerefunded 9/1/2011 @ 100.00	500,000	521,570
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,115,570
5.500%, 3/1/2032, Pre-Refunded 3/2/2012 @ 100.00	500,000	535,555
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	485,720
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	519,775
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	400,000	408,796
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2011	210,000	214,324
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	465,790
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	458,928
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	$1,000,000	$1,088,640
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	940,000	975,814
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	250,265
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	858,415
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	1,000,000	1,020,140
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	512,470
5.000%, 12/1/2020, Optional 12/1/2016	500,000	505,775
6.000%, 12/1/2031, Prerefunded 12/1/2011 @ 100.00	2,000,000	2,126,580
University of Colorado Hospital Authority:
5.250%, 11/15/2022, Callable upon 30 days notice @ 100.00, AMBAC	1,000,000	1,000,610
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	445,000	470,779
		16,702,877

Other		0.16%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, NATL-RE	200,000	203,632

Special Tax		6.56%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	112,000
4.250%, 12/1/2014	125,000	126,563
4.375%, 12/1/2015	125,000	124,736
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	534,125
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	417,355
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	188,471
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	250,317
Ave Maria School,
6.000%, 12/1/2016, RADIAN, Prerefunded 12/1/2010 @ 100.00	$125,000	$126,026
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	517,060
Kent Denver School:
5.000%, 10/1/2019	115,000	128,770
5.000%, 10/1/2030, Optional 10/1/2019 @ 100.00	500,000	522,450
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	170,000	173,351
4.600%, 9/1/2015	185,000	188,983
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	356,972
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	507,380
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	434,639
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	430,104
Greeley, Weld County Sales & Use Tax,
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, NATL-RE	500,000	500,000
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	300,000	301,764
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,125,811
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	105,804
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	342,764
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, AGM	500,000	519,010
Westminster Sales & Use Tax:
5.000%, 12/1/2014, Prerefunded 12/1/2011 @ 100.00	155,000	162,012
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	65,000	68,443
		8,264,910

Utility		14.35%
Arapahoe County Water & Wastewater Authority Revenue,
4.250%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	$450,000	$474,908
Arkansas River Power Authority,
5.875%, 10/1/2026, Sinking Fund 10/1/2022, XLCA	1,000,000	1,096,230
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	125,000	125,991
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,672,893
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, NATL-RE	500,000	508,190
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, NATL-RE	125,000	127,950
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2019 @ 100.00	1,500,000	1,642,230
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	535,095
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	500,000	508,950
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	500,000	510,815
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	265,000	265,679
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	235,000	235,907
5.800%, 11/1/2020, Optional 11/1/2010 @ 100.00, NATL-RE-FGIC	800,000	801,728
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	619,080
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,500,000	1,646,940
Eagle River Water & Sanitation District,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00, AGM	450,000	489,591
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,130,570
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	$465,000	$521,809
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	260,502
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	159,680
Greeley Colorado Water Revenue,
4.200%, 8/1/2024, Optional 8/1/2016 @ 100.00, NATL-RE	1,200,000	1,248,348
Platte River Power Authority, Series HH:
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	1,500,000	1,686,960
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,118,260
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional 1/1/2011 @ 100.00, AMBAC	150,000	150,480
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	500,000	545,520
		18,084,306

Total Revenue Bonds
(Cost $58,498,931)		60,844,593

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS	3.16%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.098%)	3,983,852	3,983,852

Total Money Market Mutual Funds
(Cost $3,983,852)		3,983,852

Total Investments
(Cost $118,795,703)	98.74%	124,468,758

Other Assets in Excess of Liabilities	1.26%	1,593,310

Net Assets	100.00%	$126,062,068

Westcore Colorado Tax-Exempt Fund
Country Breakdown as of September 30, 2010 (Unaudited)
Country	Market Value	%
United States	$124,468,758	98.74%
Total Investments	124,468,758	98.74%
Other Assets in Excess of Liabilities	1,593,310	1.26%
Net Assets	$126,062,068	100.00%

Please note the country classification is based on the domicile of the issuer and is unaudited.

Investment classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Investment classifications are unaudited.

(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
FDIC	Federal Deposit Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MBIA

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

MTN	Medium Term Note followed by applicable series
NA	National Association
NATL-RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Co.
RADIAN	Radian Group Inc.
REIT	Real Estate Investment Trust
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

   Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2010, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a spot or forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the three month period ended September 30, 2010.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

    Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore	Westcore
	Growth	MIDCO Growth

Fund

Fund

As of September 30, 2010
Gross appreciation (excess of value over tax cost)	$ 23,352,355	$ 28,233,368
Gross depreciation (excess of tax cost over value)	(1,122,222)	(1,395,113)
Net unrealized appreciation	$ 22,230,133	$ 26,838,255
Cost of investments for income tax purposes	$ 78,760,187	$ 99,878,185

	Westcore	Westcore
	Select	Blue Chip
	Fund	Fund
As of September 30, 2010
Gross appreciation (excess of value over tax cost)	$ 23,599,399	$ 5,475,715
Gross depreciation (excess of tax cost over value)	(566,075)	(1,760,443)
Net unrealized appreciation	$ 23,033,324	$ 3,715,272
Cost of investments for income tax purposes	$ 193,344,188	$ 30,739,121

	Westcore	Westcore
	Mid-CapValue	Small-Cap Opportunity
	Fund	Fund
As of September 30, 2010
Gross appreciation (excess of value over tax cost)	$ 6,569,504	$ 8,031,026
Gross depreciation (excess of tax cost over value)	(3,476,134)	(2,215,005)
Net unrealized appreciation	$ 3,093,370	$ 5,816,021
Cost of investments for income tax purposes	$ 39,961,686	$ 46,084,598

	Westcore	Westcore	Westcore

Small-Cap

Micro-Cap

International

	Value Fund	Opportunity Fund	Frontier Fund
As of September 30, 2010
Gross appreciation (excess of value over tax cost)	$ 49,065,606	$ 328,616	$ 11,179,669
Gross depreciation (excess of tax cost over value)	(8,352,290)	(112,567)	(1,956,873)
Net unrealized appreciation	$ 40,713,316	$ 216,049	$ 9,222,796
Cost of investments for income tax purposes	$ 261,360,917	$ 2,195,390	$ 43,143,515

Westcore Bond Funds
	Westcore	Westcore	Westcore

Flexible

Plus Bond

Colorado

	Income Fund	Fund	Tax-Exempt Fund
As of September 30, 2010
Gross appreciation (excess of value over tax cost)	$ 5,455,005	$ 110,289,217	$ 5,933,280
Gross depreciation (excess of tax cost over value)	(17,605,555)	(34,039,616)	(258,410)
Net unrealized appreciation/(depreciation)	$ (12,150,550)	$ 76,249,601	$ 5,674,870
Cost of investments for income tax purposes	$ 81,135,063	$ 1,582,107,452	$ 118,793,888

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted and Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

      The following is a summary of the inputs used as of September 30, 2010 in valuing the Funds’ assets:

Westcore Growth Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 100,990,320	$ –	$ –	$ 100,990,320
TOTAL	$ 100,990,320	$ –	$ –	$ 100,990,320

Westcore MIDCO Growth Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 123,661,188	$ –	$ –	$ 123,661,188
Money Market Mutual Funds	3,055,252	–	–	3,055,252
TOTAL	$ 126,716,440	$ –	$ –	$ 126,716,440

Westcore Select Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 210,605,890	$ –	$ –	$ 210,605,890
Money Market Mutual Funds	5,771,622	–	–	5,771,622
TOTAL	$ 216,377,512	$ –	$ –	$ 216,377,512

Westcore Blue Chip Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 34,226,458	$ –	$ –	$ 34,226,458
Money Market Mutual Funds	227,935	–	–	227,935
TOTAL	$ 34,454,393	$ –	$ –	$ 34,454,393

Westcore Mid-Cap Value Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 42,695,689	$ –	$ –	$ 42,695,689
Money Market Mutual Funds	359,367	–	–	359,367
TOTAL	$ 43,055,056	$ –	$ –	$ 43,055,056

Westcore Small-Cap Opportunity Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 48,845,748	$ –	$ –	$ 48,845,748
Money Market Mutual Funds	3,054,871	–	–	3,054,871
TOTAL	$ 51,900,619	$ –	$ –	$ 51,900,619

Westcore Small-Cap Value Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 286,570,033	$ –	$ –	$ 286,570,033
Money Market Mutual Funds	15,504,200	–	–	15,504,200
TOTAL	$ 302,074,233	$ –	$ –	$ 302,074,233
Westcore Micro-Cap Opportunity Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 2,334,242	$ –	$ –	$ 2,334,242
Money Market Mutual Funds	77,197	–	–	77,197
TOTAL	$ 2,411,439	$ –	$ –	$ 2,411,439

Westcore International Frontier Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 50,019,132	$ 280,455	$ –	$ 50,299,587
Money Market Mutual Funds	2,066,724	–	–	2,066,724
TOTAL	$ 52,085,856	$ 280,455	$ –	$ 52,366,311

Other Financial Instruments at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Forward Contracts	$ –	$ 1,338,993	$ –	$ 1,338,993

Liabilities:
Forward Contracts	–	(1,182,976)	–	(1,182,976)
TOTAL	$ –	$ 156,017	$ –	$ 156,017

Westcore Flexible Income Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Stocks	$ 1,270,548	$ -	$ -	$ 1,270,548
Nonconvertible Preferred Stocks	1,818,080	513,750	887,970	3,219,800
Corporate Bonds	-	55,599,533	2,519,462	58,118,995
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	-	4,012,992	1,468,430	5,481,422
Money Market Mutual Funds	893,748	-	-	893,748
TOTAL	$ 3,982,376	$ 60,126,275	$ 4,875,862	$ 68,984,513

Westcore Plus Bond Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$ 251,320	$ 1,913,763	$ 2,308,722	$ 4,473,805
Corporate Bonds	-	821,908,620	19,288,149	841,196,769
Municipal Bonds	-	16,874,352	-	16,874,352
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage- Backed Securities	-	479,042,040	16,410,979	495,453,019
U.S. Government & Agency Obligations	-	73,726,064	-	73,726,064
U.S. Treasury Bonds & Notes	194,852,249	-	-	194,852,249
Money Market Mutual Funds	31,780,795	-		31,780,795
TOTAL	$ 226,884,364	$ 1,393,464,839	$ 38,007,850	$ 1,658,357,053

Westcore Colorado Tax-Exempt Fund
Assets:
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ -	$ 120,484,906	$ –	$ 120,484,906
Money Market Mutual Funds	3,983,852	–	–	3,983,852
TOTAL	$ 3,983,852	$ 120,484,906	$ –	$ 124,468,758

*For detailed Industry descriptions, see the accompanying Statements of Investments

There were no transfers into or out of Levels 1 and 2 during the period except in Westcore International Frontier Fund.

Westcore International Frontier Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net assets value computation cutoff. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs for the three months ended September 30, 2010. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2009	Realized gain	Change in unrealized appreciation	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2010
Nonconvertible Preferred Stocks	$ 801,000	$ -	$ 86,970	$ -	$ -	$ 887,970
Corporate Bonds	3,217,065	5,052	203,913	(906,568)	-	2,519,462
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	474,599	-	(44,282)	1,038,113	-	1,468,430
TOTAL	$ 4,492,664	$ 5,052	$ 246,601	$ 131,545	$ -	$ 4,875,862

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2009	Realized gain	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2010
Nonconvertible Preferred Stocks	$ 2,082,600	$ -	$ 226,122	$ -	$ -	$ 2,308,722
Corporate Bonds	21,022,358	12,953	1,340,781	(3,087,943)	-	19,288,149
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities	514,762	-	805,848	15,090,369	-	16,410,979
TOTAL	$ 23,619,720	$ 12,593	$ 2,372,751	$ 12,002,426	$	$ 38,007,850

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. These fair value measurements typically utilize significant unobservable inputs (Level 3). In these instances, Denver Investments typically seeks to find an alternative independent source, such as a broker/dealer that is reasonably knowledgeable of the security to provide a price quote, typically by developing “indicative” pricing models similar to the models used by the independent pricing service described above. In addition, Denver Investments personnel may develop their own pricing estimates using similar techniques and modeling as described above.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and such disclosures are reflected in footnote #4, Fair Value Measurements. The second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this will have on the Funds’ financial statement disclosures.

6. SUBSEQUENT EVENT

The Westcore Board of Trustees has given final approval to a proposal to reorganize the Blue Chip Value Fund into the Westcore Blue Chip Fund. The Blue Chip Value Fund is a registered closed-end fund with approximately $100 million in net assets as of September 30, 2010 with a similar investment objective and strategies that is also managed by Denver Investments. The Blue Chip Value Fund Board of Directors has also given final approval to the proposed reorganization and will put the proposal to a shareholder vote. The Blue Chip Value Fund has scheduled a shareholder meeting for February 8, 2011, after which an additional supplement will be sent to Westcore Blue Chip Fund shareholders providing the results of the Blue Chip Value Fund shareholder vote. The meeting date is subject to change under applicable regulations should the voting period need to be extended.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    November 29, 2010

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    November 29, 2010

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:    November 29, 2010